Registration Nos. 2-92583 and 811-4084

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

     Pre-Effective Amendment No. _______               [   ]

     Post-Effective Amendment No.   19                 [ X ]

REGISTRATION STATEMENT UNDER THE
            INVESTMENT COMPANY ACT OF 1940             [ X ]
             Amendment No.    20                       [ X ]

                    HAWAIIAN TAX-FREE TRUST
       (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                        (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer Brady Smith Troxell
                 Barrett Rockett Hines & Mone LLP
                  551 Fifth Avenue, 27th Floor
                    New York, New York 10176
             (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[___]  immediately upon filing pursuant to paragraph (b)
[_X_]  on July 30, 1999 pursuant to paragraph (b)
[___]  60 days after filing pursuant to paragraph (a)(i)
[___]  on (date) pursuant to paragraph (a)(i)
[___]  75 days after filing pursuant to paragraph (a)(ii)
[___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [___] This post-effective amendment designates a new effective date for a previous post-effective amendment.

                     Hawaiian Tax-Free Trust
                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                          800-228-4227
                          212-697-6666

                                                       Prospectus
                                                    July 30, 1999
Class A Shares
Class C Shares

      Hawaiian Tax-Free Trust is a mutual fund that seeks to provide you as high a level of current income exempt from Hawaiian state and Federal income taxes as is consistent with preservation of capital.

     The Trust invests in municipal obligations which pay interest exempt from Hawaiian state and Federal income taxes that are rated within the four highest credit ratings (considered as investment grade) assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation, or, if unrated, are determined to be of comparable quality by the Trust's investment adviser, Pacific Century Trust.

For Purchase, Redemption or Account inquiries contact the Trust's
Shareholder Servicing Agent:

     PFPC Inc.* 400 Bellevue Parkway * Wilmington, DE 19809
                   Call 800-228-4228 toll free

           For General Inquiries & Yield Information
           Call 800-228-4227 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Trust's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

THE TRUST'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

"What is the Trust's objective?"

     The Trust's objective is to provide you as high a level of current income exempt from Hawaiian state and Federal income taxes as is consistent with preservation of capital.

"What is the Trust's investment strategy?"

        The Trust invests in tax-free municipal obligations which pay interest exempt from Hawaiian state and Federal income taxes. We call these "Hawaiian Obligations." In general, all or almost all of these obligations are issued by the State of Hawaii, its counties and various other local authorities; at least 65% of the portfolio will always consist of obligations of these issuers. These obligations can be of any maturity, but the Trust's average portfolio maturity has traditionally been between 15 and 20 years.

      At the time of purchase, an obligation must be considered
"investment grade."  This means that it must either

* be rated within the four highest credit ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's
     Corporation, or,

* if unrated, be determined to be of comparable quality by the Trust's Adviser, Pacific Century Trust.

     The Adviser selects obligations for the Trust's portfolio to best achieve the Trust's objectives. The Adviser evaluates specific obligations for purchase by various characteristics including quality, maturity and coupon rate.

        The interest paid on certain types of Hawaiian
Obligations may be subject to the Federal alternative minimum tax
("AMT"). At least 80% of the Trust's net assets must be invested in tax-exempt Hawaiian Obligations whose interest is not subject to AMT.

"What are the main risks of investing in the Trust?"

     Among the risks of investing in shares of the Trust and its portfolio of securities are the following:

     Loss of money is a risk of investing in the Trust.

     The Trust's assets, being primarily or entirely Hawaiian issues, are subject to economic and other conditions affecting
Hawaii. Adverse local events, such as a downturn in the Hawaiian economy, could affect the value of the Trust's portfolio.

     There are two types of risk associated with any fixed income debt securities such as Hawaiian Obligations: interest rate risk and credit risk.

* Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities, including Hawaiian Obligations, will normally decline. All fixed-rate debt securities, even the most highly rated Hawaiian Obligations, are subject to interest rate risk. Hawaiian Obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

* Credit risk relates to the ability of the particular issuers of the Hawaiian Obligations the Trust owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

     No guarantee or insurance. Investment in the Trust is not a deposit in Pacific Century Trust, Bank of Hawaii, Pacific Century Financial Corp. or their bank or non-bank affiliates or by any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Less diversification. The Trust is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). Thus, compared with "diversified" funds, it may invest a greater percentage of its assets in obligations of a particular issuer and may therefore not have as much diversification among securities, and thus diversification of risk. In general, the more the Trust invests in the securities of specific issuers, the more the Trust is exposed to risks associated with investments in those issuers.

                     HAWAIIAN TAX-FREE TRUST
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in Hawaiian Tax-Free Trust by showing changes in performance of the Trust's Class A Shares from year to year over a ten year period and by showing how the Trust's average annual returns for one, five and ten years compare to a broad measure of market performance. How the Trust has performed in the past is not necessarily an indication of how the Trust will perform in the future.




[Bar Chart]
Annual Total Returns
1989-1998

20%
                                         15.41
15%                                      XXXX
               10.52        10.16        XXXX
10% 9.95       XXXX         XXXX         XXXX        7.62
    XXXX 5.95  XXXX  7.98   XXXX         XXXX        XXXX
    XXXX XXXX  XXXX  XXXX   XXXX         XXXX        XXXX  5.72
5%  XXXX XXXX  XXXX  XXXX   XXXX         XXXX        XXXX  XXXX
    XXXX XXXX  XXXX  XXXX   XXXX         XXXX  3.87  XXXX  XXXX
0%  XXXX XXXX  XXXX  XXXX   XXXX         XXXX  XXXX  XXXX  XXXX
    XXXX XXXX  XXXX  XXXX   XXXX         XXXX  XXXX  XXXX  XXXX
-5% XXXX XXXX  XXXX  XXXX   XXXX  -4.67  XXXX  XXXX  XXXX  XXXX
    1989  1990  1991 1992  1993  1994   1995  1996  1997  1998

                           Calendar Years


During the 10-year period shown in the bar chart, the highest return for a quarter was 6.27% (quarter ended March 31, 1995) and the lowest return for a quarter was -4.19% (quarter ended March
31, 1994).

The year-to-date (from January 1, 1999 to June 30, 1999) total return was -1.24% for Class A Shares and -1.63% for Class C
Shares.

Note: The Trust's Class A Shares are sold subject to a maximum 4% sales load which is not reflected in the bar chart. If the sales load were reflected, returns would be less than those shown above.




                     Average Annual Total Return

                                                       Since
For the period      1-Year    5-Year    10-Years  inception*
ended December 31, 1998

Hawaiian Tax-Free Trust
Class A Shares (1)       6.47%     4.54%    6.69%    7.71%

Hawaiian Tax-Free Trust
Class C Shares           3.85%     N/A      N/A      5.78%**

Lehman Brothers
Municipal Bond Index***  6.47%     6.23%    8.43%    7.12%**

(1) The average annual total returns shown for Class A shares reflect the maximum 4% sales load.

*From commencement of operations on February 20, 1985.

**From commencement of new class of shares on April 1, 1996.

***The Lehman Brothers Municipal Bond Index is nationally oriented and consists of an unmanaged mix of investment-grade long-term municipal securities of issuers throughout the United States. At December 31, 1998, there were approximately 48,000 securities in the Index.



                     HAWAIIAN TAX-FREE TRUST
                 FEES AND EXPENSES OF THE TRUST

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

                                        Class A        Class C
                                        Shares         Shares
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.....
(as a percentage of offering price)     4.00%          None

Maximum Deferred Sales Charge (Load).....None(1)       1.00%(2)
(as a percentage of the lesser of
redemption value or purchase price)

Maximum Sales Charge (Load)
Imposed on Reinvested Dividends or
Distributions
 (as a percentage of offering price).....None          None
Redemption Fees..........................None          None
Exchange Fee.............................None          None

Annual Trust Operating Expenses (expenses that are deducted from the Trust's assets)

Investment Advisory Fee...................0.14%        0.14%
Distribution and /or Service (12b-1) Fee..0.20%        0.75%
All Other Expenses:
 Administration Fee................ 0.26%         0.26%
 Service Fee........................None          0.25%
 Other Expenses (3).................0.14%         0.14%
 Total All Other Expenses (3)..............0.40%       0.65%
Total Annual Trust
 Operating Expenses (3)....................0.74%       1.54%



(1) If you buy Class A Shares in transactions of $1 million or more there is no sales charge but you will be subject to a contingent deferred sales charge of up to 1% if you redeem your shares during the first two years after purchase and 0.50 of 1% during the third and fourth years after purchase.


(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares (or on the original price, whichever is lower) if redeemed during the first 12 months after purchase.

(3) Does not reflect a 0.04% offset in Trust expenses received in the year ended March 31, 1999 for uninvested cash balances. Reflecting this offset for that year, other expenses, all other expenses and total annual Trust operating expenses were 0.10%, 0.36% and 0.70%, respectively, for Class A Shares; for Class C Shares, these expenses were 0.10%, 0.61% and 1.50%, respectively.



Example

This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Trust's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                         1 year    3 years   5 years   10 years
Class A Shares............$ 76     $237      $411      $ 918
Class C Shares............$257     $486      $839      $1,420(4)

You would pay the following expenses if you did not redeem your Class C
Shares:

Class C Shares............$157     $486      $839      $1,420(4)

  (4) Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. Over time, long-term Class C Shareholders could pay the economic equivalent of an amount that is more than the maximum front-end sales charge allowed under applicable regulations because of the 12b-1 fee and Service fee. Because these fees are paid out of the Trust's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                INVESTMENT OF THE TRUST'S ASSETS

"Is the Trust right for me?"

     The shares of the Trust are designed to be a suitable investment for individuals, corporations, institutions and fiduciaries who seek income exempt from Hawaiian state and regular Federal income taxes.

Hawaiian Obligations

     The Trust invests in Hawaiian Obligations which are a type of municipal obligation. These obligations pay interest which bond counsel or other appropriate counsel deems to be exempt from regular Federal and Hawaiian state income taxes. They include obligations of Hawaiian issuers and certain non-Hawaiian issuers, of any maturity.

     The obligations of non-Hawaiian issuers that the Trust can purchase are those issued by or under the authority of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands. Interest paid on these obligations is currently exempt from regular Federal and Hawaiian income taxes. The Trust purchases the obligations of these issuers only when obligations of Hawaiian issuers with the appropriate characteristics of quality, maturity and coupon rate are unavailable.

        It is the Trust's current policy,that the majority of the Trust's assets will be invested in insured Hawaiian Obligations.
At March 31, 1999, approximately 71% of the Trust's assets were invested in insured obligations.

Municipal Obligations

     Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for public purposes.

     There are two principal classifications of municipal obligations: "notes" and "bonds." Notes generally have maturities of one year or less, while bonds are paid back over longer periods.

The various public purposes for which municipal obligations are issued include:

     *    obtaining funds for general operating expenses,
     *    refunding outstanding obligations,
     * obtaining funds for loans to other public institutions and facilities, and
     * funding the construction of highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works.

Municipal obligations include:

     *    tax, revenue or bond anticipation notes,
     *    construction loan notes,
     * project notes, which sometimes carry a U.S. government guarantee,
     * municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment, and
     *    floating and variable rate demand notes.

"What factors may affect the value of the Trust's investments and their yields?"

     Change in prevailing interest rates is the most common factor that affects the value of the obligations in the Trust's portfolio. Any such change may have different effects on short-term and long-term Hawaiian Obligations. Long-term obligations (which usually have higher yields) may fluctuate in value more than short-term ones. Thus, the Trust may shorten the average maturity of its portfolio when it believes that prevailing interest rates may rise. While this strategy may promote one part of the Trust's objective, preservation of capital, it may also result in a lower level of income.

[Logo]
HAWAIIAN  TAX-FREE TRUST

[Picture]
Honolulu Harbor, Oahu
[Picture]
Saint Francis Medical Center, Oahu
[Picture]
Kona Community Aqua Center, Island of Hawaii
[Picture]
Kahului Fire Station, Maui
[Picture]
  State of Hawaii Convention Center, Oahu
[Picture]
Honolulu International and Interisland Airports, Oahu
[Picture]
Blaisdell Center, Oahu
[Picture]
Maui Arts and Cultural Center
[Picture]
Kea'au Elementary School, Island of Hawaii
[Picture]
Keahole-Kona Airport, Island of Hawaii


   The Trust invests in tax-free municipal securities, primarily the kinds of obligations issued by various communities and political subdivisions within Hawaii. Most of these securities are used in general to finance construction of long-term municipal projects; examples are pictured above. (See "Investment of the Trust's Assets.") The municipal obligations which financed these particular projects were included in the Trust's portfolio as of May 28, 1999, and together represented 47.5% of the Trust's portfolio. Since the portfolio is subject to change, the Trust may not necessarily own these specific securities at the time of the delivery of this Prospectus.

   "What are the other risk factors and special considerations regarding investment in Hawaiian Obligations?"

     The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on Hawaiian Obligations that the Trust owns. The Trust has derived this information from sources that are generally available to investors and believes it to be accurate, but it has not been independently verified and it may not be complete.

        As of the date of this Prospectus the economic data available indicate that much of Hawaii's economic slowdown in 1998 was attributable to the financial crisis in Asia. Gross state product grew by 1.0 percent compared to the 1.5 percent growth experienced in 1997. Real personal income growth, which began to accelerate in 1997, continued into most of 1998, registering an average annual growth rate of approximately 2.0 percent. Much of the growth is attributable to external sources such as dividends and interest, as growth in wages and salaries has slowed over the past year. Hawaii experienced slight deflation in 1998, with the consumer price index decreasing 0.2 percent. The index is expected to be flat to negative 0.5 percent in 1999. Hawaii's cost of living differential continued to decline in 1998 and was recently 1.30 times the national average compared to its peak of 1.40 times in the early 1990s.

     Statewide the total number of jobs dropped 1.0 percent in 1998. However, the number of persons employed has been increasing for the past several years and currently totals 560,950. In addition, Hawaii's unemployment rate has declined from 6.2 percent in 1997 to 5.8 percent in 1998. The future for Hawaii's job market is considered promising with several new business ventures and a revival of the film industry.

        Hawaiian home prices have stabilized over the past year causing increase in sales volume. In addition, the decline in prices over the past several years has created an attractive market for investors seeking resort homes and lots, especially on the neighboring islands. The decline in property values has had a negative impact on the financial conditions of the City and County of Honolulu. In early 1999, both Moody's Investors Service and Standard & Poor's lowered the rating of the City's outstanding General Obligation debt one notch to Aa3 and AA-, respectively. The ratings for the City's bonds are currently stable. This downgrade was anticipated as the declining tax base and prolonged period of economic recovery has limited the City's financial flexibility for several years.

        In 1998 tourism, the state's principal industry, experienced an overall decline of 1.7 percent. Total visitor arrivals declined from 6.88 million in 1997 to 6.76 million in 1998. The strong U.S. economy helped to boost westbound arrivals by 4.1 percent which helped to offset the 10 percent decline in eastbound arrivals. Occupancy figures also reflected the strong westbound visitor numbers as several neighboring islands, a favorite destination for the repeat westbound visitor, registered increases over the prior year. The increased westbound arrivals have prompted several airlines to increase service between the continental U.S. and Hawaii. In addition, several of the neighboring islands have lengthened their runways to accommodate larger aircraft.

        In addition to considerations specifically affecting
Hawaii, other risk factors include the following.

        Portfolio insurance refers to the payment of interest and the face or par value of Hawaiian Obligations when due. Portfolio insurance does not insure the market value of Hawaiian Obligations, which will be affected by various factors, including the general movement of interest rates. The value of the Trust's shares is not insured. The Trust's current policy regarding portfolio insurance can be changed without shareholder approval.

     Year 2000. Like other financial and business organizations, the Trust could be adversely affected if computer systems the Trust relies on do not properly process date-related information and data involving the year 2000 and after. The Administrator is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that steps are being taken by the other major service providers to the Trust to achieve comparable results. Certain vendors have advised the Administrator that they are currently compliant. The
Trust's mission critical vendors -- the shareholder servicing agent, the custodian and the fund accounting agent -- as well as other support organizations have advised the Administrator that they are actively working on necessary changes. These three vendors have advised the Administrator that they expect to be ready and will additionally be prepared to implement contingency plans if necessary. All such expenses are being borne, and are expected to continue to be borne, by the respective service providers. The Trust has not incurred, nor is it anticipated to incur any costs related to these matters. The Administrator has also requested the Trust's portfolio manager to attempt to evaluate the potential impact of this problem on the issuers of securities in which the Trust invests. At this time there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Trust.

                        TRUST MANAGEMENT

"How is the Trust managed?"

     Pacific Century Trust, a division of Bank of Hawaii, Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, HI, (the "Adviser") is the Trust's investment adviser. Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Trust, overseeing relationships between the Trust and the service providers to the Trust, either keeping the accounting records of the Trust or, at its expense and responsibility, delegating such duties in whole or in part to a company satisfactory to the Trust, maintaining the Trust's books and records and providing other administrative services.

     Under the Advisory Agreement, the Adviser provides for investment supervision, including supervising continuously the investment program of the Trust and the composition of its portfolio; determining what securities will be purchased or sold by the Trust; arranging for the purchase and the sale of securities held in the portfolio of the Trust; and, at the Adviser's expense, pricing of the Trust's portfolio daily.

     During the fiscal year ended March 31, 1999, the Trust paid to the Adviser a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate 0.14 of 1%. Under the Administration Agreement, the Trust paid a fee to the Administrator on the same basis at the annual rate of 0.26 of 1% for total advisory and administration fees of 0.40 of 1% of such net asset value.

Information about the Adviser and the Administrator

        The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Pacific Century Financial Corp. ("PCF") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaiian law). PCF is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. PCF files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection.

     Ms. Lorene Okimoto has been the Trust's portfolio manager since December, 1991. She has been employed by the Adviser as a portfolio manager since 1989, and has been a Vice President of the Adviser since 1993. She was employed by the Bank of Hawaii from 1979 to 1984 and by Bank of Hawaii International Corporation from 1984 to 1988. Ms. Okimoto holds a B.A. degree from the University of Hawaii.

        The Trust's Administrator, Aquila Management
Corporation,is founder and Manager and/or administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of December 31, 1998, these funds had aggregate assets of approximately $3.2 billion, of which approximately $2.0 billion consisted of assets of the tax-free municipal bond funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

                    NET ASSET VALUE PER SHARE

     The net asset value of the shares of each of the Trust's classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (a "business day"), by dividing the value of the Trust's net assets (which means the value of the assets less liabilities) allocable to each class by the total number of shares of such class outstanding at that time. In general, net asset value of the Trust's shares is based on market value, except that Hawaiian Obligations maturing in 60 days or less are generally valued at amortized cost. The price at which a purchase or redemption of shares is effected is based on the next calculated net asset value after your purchase or redemption order is received in proper form. (See "What price will I pay for the Trust's shares?") The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                           PURCHASES

"Are there alternate purchase plans?"

     The Trust provides individuals with alternate ways to purchase shares through two separate classes of shares (Class A and Class C). Although the classes have different sales charge structures and ongoing expenses, they both represent interests in the same portfolio of Hawaiian Obligations. You should choose the class that best suits your own circumstances and needs.

"Can I purchase shares of the Trust?"

     You can purchase shares of the Trust if you live in Hawaii or in one of the other states listed below. You should not purchase shares of the Trust if you do not reside in one of the following states. Otherwise, the Trust can redeem the shares you purchased. This may cause you to suffer a loss and may have tax consequences.

     Also, if you do not reside in Hawaii, dividends from the Trust may be subject to state income taxes of the state in which you do reside. Therefore, you should consult your tax adviser before buying shares of the Trust.

     On the date of this Prospectus, Class A and C Shares are available only in:

     Hawaii, Alaska, Arizona, California, Colorado, District of
Columbia, Florida, Illinois, Iowa (Class A Shares only),
Maryland, Massachusetts, Michigan (Class A Shares only),
Missouri, Montana, Nevada, New Jersey, New York, Oregon, Texas,
Virginia and Washington.

"How much money do I need to invest?"

Option I

*    Initially, $1,000.


* Subsequently, any amount (for investments in shares of the same class).

Option II


* $50 or more if an Automatic Investment Program is established.

*    Subsequently, in any amount you specify ($50 or more).


* (See "Automatic Investment Program" in the Application.) You are not permitted to maintain both an Automatic Investment
     Program and an Automatic Withdrawal Plan simultaneously.
     (See "Automatic Withdrawal Plan.")

Your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution").

"How do I purchase shares?"

You may purchase the Trust's shares:

* through an investment broker or dealer, or a bank or financial intermediary, which has a sales agreement with the Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

* directly through the Distributor, by mailing payment to the Trust's Agent, PFPC Inc.

* The price you will pay is net asset value plus a sales charge for Class A Shares and net asset value for Class C Shares. (See
"What price will I pay for the Trust's shares?")

In either instance, all purchases of Class A Shares are subject to the applicable sales charge.

Opening an Account                Adding to An Account

* Make out a check for             * Make out a check for
the investment amount              the investment amount
payable to Hawaiian                payable to Hawaiian
Tax-Free Trust.                    Tax-Free Trust.


*Complete the Application          * Fill out the pre-printed
included with the Prospectus,      stub attached
indicating the features            to the Trust's
you wish to authorize.             confirmations
                                   or supply the name(s)
                                   of account owner(s),
                                   the account number, and
                                   the name of the
                                   Trust.

*Send your check and               *Send your check and
completed application              completed application
to your dealer or                  to your dealer or
to the Trust's                     to the Trust's
Agent, PFPC Inc.                   Agent, PFPC Inc.

     Unless you indicate otherwise, your investment will be made in Class A Shares.

"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

* Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

* Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Trust's Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Trust may modify or terminate these investment methods or charge a service fee, upon 30 day's written notice to shareholders.

                    REDEEMING YOUR INVESTMENT

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

     There is no minimum period for investment in the Trust, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

     If you own both Class A and C Shares and do not specify which class you wish to redeem, we will redeem your Class A
Shares.

     Certain shares are subject to a contingent deferred sales charge, or CDSC. These are:

     - Class C Shares held for less than 12 months (from the date of purchase). (See "Alternate Purchase Plans.")

     - CDSC Class A Shares. (See "Sales Charges for Purchases of $1 Million or More.")

     Upon redemption, enough additional shares will be redeemed to pay for any applicable CDSC.

A redemption may result in a tax liability for you.

"How can I redeem my investment?"


                 By mail, send instructions to:

                            PFPC Inc.
                  Attn: Aquilasm Group of Funds
                      400 Bellevue Parkway
                   Wilmington, Delaware 19809

                       By telephone, call:

                    800-228-4228 toll free

                          By FAX, send
                        instructions to:

                          302-791-3055

For liquidity and convenience, the Trust offers expedited redemption.

Expedited Redemption Methods
(Non-Certificate Shares Only)

You may request expedited redemption for any shares not issued in certificate form in two ways:

     1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

     a) to a Financial Institution account you have previously specified;

     b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                      Telephoning the Agent

     Whenever you telephone the Agent, please be prepared to supply:

     account name(s) and number

     name of the caller

     the social security number registered to the account

     personal identification.


     Note: Check the accuracy of your confirmation statements immediately. The Trust, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

     account name(s)

     account number

     amount to be redeemed

     any payment directions.

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial
Institution account must be identical to those on the Trust's records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access
Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     Certificate Shares. Mail to the Trust's Agent: (1) blank
(unsigned) certificates for Class A Shares to be redeemed, (2) redemption instructions and (3) a stock assignment form.

     To be in "proper form," items (2) and (3) above must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

           member of a national securities exchange

           U.S. bank or trust company

           state-chartered savings bank

           federally chartered savings and loan association

           foreign bank having a U.S. correspondent bank; or

          participant in the Securities Transfer Association
     Medallion Program ("STAMP"), Stock Exchanges Medallion
     Program ("SEMP"), or the New York Stock Exchange, Inc.
     Medallion Signature Program ("MSP").

     A notary public is not an acceptable signature guarantor.

     Non-Certificate Shares. You must use the Regular Redemption
Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Trust's Agent, which includes:

          account name(s)

          account number

          dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Trust)

          signature(s) of the registered shareholder(s)

          signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

     Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form.
Except as described below, payments will normally be sent to your address of record within 7 days.

Redemption          Method of Payment             Charges

Under $1,000        Check                         None

$1,000 or more      Check or, if and              None
                    as you requested on your
                    Application or Ready
                    Access Features Form,
                    wired or transferred
                    through the Automated
                    Clearing House to your
                    Financial Institution account

Through a broker
/dealer             Check or wire, to your        None;
                    broker/dealer                 however, your
                                                  broker/dealer
                                             may charge a
                                        fee

     Although the Trust does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

        The Trust may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Trust has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur
(i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and
(iv) during such other periods as the SEC may permit.

     The Trust can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic
Investment program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part by distribution of the Trust's portfolio securities ("redemption in kind") in conformity with SEC rules . This method would only be used if Trustees determine that partial or whole cash payments would be detrimental to the best interests of the remaining shareholders.

"Are there any reinvestment privileges?"

     If you reinvest proceeds of redemption within 120 days of a redemption you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

     The Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment.

     Reinvestment will not alter the tax consequences of your original redemption.

"Is there an Automatic Withdrawal Plan?"

     Yes, but it is only available for Class A Shares. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                    ALTERNATE PURCHASE PLANS

"How do the different arrangements for Class A Shares and Class C
Shares affect the cost of buying, holding and redeeming shares, and what else should I know about the two classes?"

     In this Prospectus the Trust provides you with two alternative ways to invest in the Trust through two separate classes of shares. All classes represent interests in the same portfolio of Hawaiian Obligations. The classes of shares offered to individuals differ in their sales charge structures and ongoing expenses, as described below. You should choose the class that best suits your own circumstances and needs.

                    Class A Shares           Class C Shares
               "Front-Payment Shares"   "Level-Payment Shares"

Initial Sales       Class A Shares are       None. Class C
Charge              offered at net asset     Shares are offered
                    value plus a maximum     at net asset value
                    sales charge of 4%,      with no sales charge
                    paid at the time of      payable at the time
                    purchase. Thus,          of purchase.
                    your investment is
                    reduced by the
                    applicable sales
                    charge.

Contingent          None (except for         A maximum CDSC of
Deferred Sales      certain purchases        1% is imposed upon
Charge ("CDSC")     of $1 Million            the redemption of
                    or more).                Class C Shares held
                                             for less than 12
                                             months. No CDSC
                                             applies to Class C
                                             shares acquired
                                             through the
                                             reinvestment of
                                             dividends or
                                             distributions.

Distribution and       An asset retention    Level charge
Service Fees        service fee of 0.20      for
                    of 1% is imposed on      distribution and
                    the average annual       service fees for 6
                    net assets               years after the date
                    represented by the       of purchase at the
                    Class A Shares.          aggregate annual
                                             rate of 1% of the
                                             average net assets
                                             represented by the
                                             Class C Shares

Other Information   The initial sales        Class C Shares,
                    charge is waived or      together with a pro-
                    reduced in some          rata portion of all
                    cases. Larger            Class C Shares
                    purchases qualify        acquired through
                    for lower sales          reinvestment of
                    charges.                 dividends and other
                                             distributions paid
                                             in additional Class
                                             C Shares,
                                             automatically
                                             convert to Class A
                                             Shares after 6
                                             years.

   Factors to Consider in Choosing Classes of Shares

     Class A Shares or Class C shares are intended to be suitable for long-term investment. Over time, the cumulative total cost of the 1% annual service and distribution fees on the Class C Shares will equal or exceed the total cost of the initial 4% maximum initial sales charge and 0.20 of 1% annual fee payable for Class A Shares. Consult "Fees and Expenses of the Trust" to see the effect of Trust expenses for both classes if a hypothetical investment is held for 1, 3, 5, and 10 years. You should consider the total cost of an investment in Class A Shares as compared with a similar investment in Class C Shares if you expect to redeem your shares within a reasonably short time after purchase.

Systematic Payroll Investments

     You can make systematic investments into either Class A or C Shares each pay period if your employer has established a Systematic Payroll Investment Plan with the Trust. To participate in the Payroll Plan, you must make your own arrangements with your employer's payroll department, which may include completing special forms. Additionally, the Trust requires that you complete the Application included with this Prospectus. Once your application is received by the Trust and a new account is opened, under the Payroll Plan your employer will deduct a preauthorized amount from each payroll check. This amount will then be sent directly to the Trust for purchase of shares at the then current offering price, which includes applicable sales charge. You will receive a confirmation from the Trust for each transaction. Should you wish to change the dollar amount or end future systematic payroll investments, you must notify your employer directly. Changes may take up to ten days.

"What price will I pay for the Trust's shares?"

Class A Shares Offering Price      Class C Shares Offering Price

Net asset value per share           Net asset value per share
plus the applicable sales charge

     You will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, received in proper form prior to 4:00 p.m. New York time. Dealers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor or Agent before the Distributor's close of business that day (normally 5:00 p.m. New York time) and still receiving that day's offering price. Otherwise, orders will be filled at the next determined offering price. Dealers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day. The sale of shares will be suspended (1) during any period when net asset value determination is suspended, or, (2) when the Distributor judges it is in the Trust's best interest to do so.

"What are the sales charges for purchases of Class A Shares?"

The following table shows the amount of sales charge incurred by a "single purchaser" of Class A Shares. A "single purchaser is:

     *    an individual;

     * an individual, together with his or her spouse, and/or any children under 21 years of age purchasing shares for their account;

     * a trustee or other fiduciary purchasing shares for a single trust estate or fiduciary account; or

     *    a tax-exempt organization as detailed in Section
          501(c)(3) or (13) of the Internal Revenue Code.

                          II               III
                    Sales Charge as     Sales Charge as

                    Percentage of       Approximate
      I             Public              Percentage of
Amount of Purchase  Offering Price      Amount Invested

Less than $25,000   4.00%               4.17%
$25,000 but less
  than $50,000      3.75%               3.90%
$50,000 but less
  than $100,000     3.50%               3.63%
$100,000 but less
  than $250,000     3.25%               3.36%
$250,000 but less
  than $500,000     3.00%               3.09%
$500,000 but less
  than $1,000,000   2.50%               2.56%

For purchases of $1 Million or more see "Sales Charges for Purchases of $1 Million or More."

For example:

If you pay $10,000 (Column I), your sales charge would be 4.00%
or $400 (Column II).      ($10,000 x .04 = $400)

The value of your account, after deducting the sales charge from your payment, would increase by $9,600. (This would be the initial value of your account if you opened it with the $10,000 purchase). ($10,000 - $400 = $9,600)

The sales charge as a percentage of the increase in the value of your account would be 4.17% (Column III). ($400 / $9,600 =
 .0416666 or 4.17%)

Sales Charges for Purchases of $1 Million or More

     You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are Class
A Shares issued under the following circumstances:

          (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

          (ii) all Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million.

     If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

     You will pay 1% of the Redemption Value if you redeem within the first two years after purchase, and 0.50 of 1% of the Redemption Value if you redeem within the third or fourth year.

     The "Redemption Value" of your shares is the lesser of: (i) the net asset value when you purchased the CDSC Class A Shares you are redeeming; or (ii) the net asset value at the time of your redemption.

     This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent
(see "Reduced Sales Charges for Certain Purchases of Class A
Shares").

Reduced Sales Charges for Certain Purchases of Class A Shares

     Right of Accumulation

     "Single Purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A Shares.

     Letters of Intent

     "Single Purchasers" may also qualify for reduced sales charges, in accordance with the above schedule, after a written
Letter of Intent (included in the Application) is received by the Distributor.

     General

     Class A Shares may be purchased without a sales charge by certain classes of purchasers.

     Certain Investment Companies

        If you redeem shares of an investment company (not a member of the Aquilasm Group of Funds) on which you have paid a sales charge, within 120 days you can invest the proceeds in Class A Shares of the Trust without paying a sales charge. You can get additional information from the Distributor.

"What are the sales, service and distribution charges for Class C
Shares?"

*    No sales charge at time of purchase.

* Annual fees for service and distribution at a combined annual rate of 1% of average annual net assets of the Trust represented by Class C shares.

* After six years, Class C Shares automatically convert to Class A Shares, which bear lower service and distribution fees.

     Redemption of Class C Shares

* 1% charge if redeemed within the first 12 months after purchase. This contingent deferred sales charge, or CDSC, is calculated based on the lesser of the net asset value at the time of purchase or at the time of redemption.

* No CDSC applies if Class C Shares are held for 12 months after purchase.

* Shares acquired by reinvestment of dividends or distributions are not subject to any CDSC.

     Broker/Dealer Compensation - Class C Shares

     The Distributor will pay any broker/dealer executing a Class
C share purchase 1% of the sales price.

   "What about confirmations?"

     A statement will be mailed to you confirming each purchase of shares in the Trust. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share).

General

     The Trust and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

   "Is there a Distribution Plan or a Services Plan?"

     The Trust has adopted a Distribution Plan (the "Plan") under the Investment Company Act of 1940's Rule 12b-1 in order to:

     (i) permit the Trust to finance activities primarily intended to result in the sale of its shares;

     (ii) permit the Administrator, out of its own funds, to make payment for distribution expenses; and

    (iii) protect the Trust against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

        For any fiscal year, these payments, made through the Distributor or Agent, may not exceed 0.20 of 1% for Class A Shares and 0.75 of 1% for Class C Shares, of the average annual net assets represented by each such class. Because these distributions and fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

        For any class, these payments are made only from the assets allocable to that class. Whenever the Trust makes Class A payments, the aggregate annual rate of the advisory fee and administration fee otherwise payable by the Trust will be reduced from 0.50 of 1% to 0.40 of 1% of the Trust's average annual net assets.

   Shareholder Services Plan for Class C Shares

     The Trust's Shareholder Services Plan authorizes it to pay a service fee to Qualified Recipients with respect to Class C Shares. For any fiscal year, such fees, paid through the Distributor or Agent, may not exceed 0.25 of 1% of the average annual net assets represented by Class C Shares. Additionally, payment shall be made only out of the Trust's assets represented by Class C Shares. "Qualified Recipients" means broker/dealers or others selected by the Distributor, including any principal underwriter of the Trust, who have entered into written agreements with the Trust or the Distributor and who have agreed to provide personal services to Class C shareholders and/or maintain their accounts.

     Service Fees with respect to Class C Shares will be paid to the Distributor during the first year after purchase and thereafter to other Qualified Recipients.

"Transfer on Death" Registration (Both classes)

     The Trust generally permits "transfer on death" registration of shares ("TOD"), so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the
Transfer on Death   Registration Request Form. With it you will
receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD rules.

                   DIVIDENDS AND DISTRIBUTIONS

   "How are dividends and distributions determined?"

     The Trust pays dividends and other distributions with respect to each class of shares. The Trust calculates its dividends and other distributions with respect to each class at the same time and in the same manner. Net income for dividend purposes includes all interest income accrued by the Trust since the previous dividend declaration, less expenses paid or accrued. Net income also includes any original issue discount, which occurs if the Trust purchases an obligation for less than its face amount. The discount from the face amount is treated as additional income earned over the life of the obligation. As this income varies, so will the Trust's dividends. There is no fixed dividend rate. It is expected that most of the Trust's dividends will be comprised of interest income. The dividends and distributions of each class can vary due to certain class-specific charges. The Trust will declare all of its net income as dividends on every day, including weekends and holidays, on those shares outstanding for which payment was received by the close of business on the preceding business day.

     Redeemed shares continue to earn dividends through and including the earlier of:

          1. the day prior to the day when redemption proceeds are mailed, wired or transferred by the Automated Clearing House, the Agent or paid by the Agent to a selected dealer; or

          2. the third day the New York Stock Exchange is open after the day the net asset value of the redeemed shares was determined.

        The Trust's present policy is to pay dividends so they will be received or credited by approximately the first day of each month.

   "How are dividends and distributions paid?"

     Dividends and distributions will automatically be reinvested in full and fractional shares of the Trust of the same class at net asset value on the record date for the dividend or distribution, unless you elect otherwise.

        You may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of your dividends or distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

        You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     All shareholders, whether their dividends and distributions are received in cash or reinvested, will receive a monthly statement indicating the current status of their investment account with the Trust.

        If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Trust may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from capital gains distributions (if any) and any other distributions that do not qualify as "exempt-interest dividends."


                         TAX INFORMATION

     Net investment income includes income from Hawaiian Obligations in the portfolio which the Trust allocates as "exempt-interest dividends." Such dividends are exempt from regular Federal income tax. The Trust will allocate "exempt-interest dividends" by applying one designated percentage to all income dividends it declares during its tax year. It will normally make this designation in the first month following its fiscal year end for dividends paid in the prior year.

     It is possible that, under certain circumstances, a small portion of dividends paid by the Trust will be subject to income taxes. During the Trust's fiscal year ended March 31, 1999, 92.18% of the Trust's dividends were exempt interest dividends. For the calendar year 1998, 8.93% of total dividends paid were taxable. The percentage of tax-exempt income from any particular dividend may differ from the percentage of the Trust's tax-exempt income during the dividend period.

     Net capital gains of the Trust, if any, realized through October 31st of each year and not previously paid out will be paid out after that date. The Trust may also pay supplemental distributions after the end of its fiscal year. If net capital losses are realized in any year, they are charged against capital and not against net investment income, which is distributed regardless of gains or losses.

     The Trust intends to qualify during each fiscal year under the Code to pay "exempt-interest dividends" to its shareholders. "Exempt-interest dividends" derived from net income earned by the Trust on Hawaiian Obligations will be excludable from gross income of the shareholders for regular Federal income tax purposes. Capital gains dividends are not included in "exempt-interest dividends." Although "exempt-interest dividends" are not taxed, each taxpayer must report the total amount of tax-exempt interest (including "exempt-interest dividends" from the Trust) received or acquired during the year.

     The Trust will treat as ordinary income in the year received certain gains on Hawaiian Obligations it acquired after April 30, 1993 and sells for less than face or redemption value. Those gains will be taxable to you as ordinary income, if distributed.

     Capital gains dividends (net long-term gains over net short-term losses which the Trust distributes and so designates) are reportable by shareholders as gains from the sale or exchange of a capital asset held for more than a year. This is the case whether the shareholder reinvests the distribution in shares of the Trust or receives it in cash, regardless of the length of time the investment is held.

     Short-term gains, when distributed, are taxed to shareholders as ordinary income. Capital losses of the Trust are not distributed, but carried forward by the Trust to offset gains in later years and reduce future capital gains dividends and amounts taxed to shareholders.

     The Trust's gains or losses on sales of Hawaiian Obligations will be deemed long- or short-term, depending upon the length of time the Trust holds these obligations.

     You will receive information on the tax status of the Trust's dividends and distributions annually.

Special Tax Matters

     Under the Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Trust may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Trust may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     If you or your spouse are receiving Social Security or railroad retirement benefits, a portion of these benefits may become taxable, if you receive exempt-interest dividends from the Trust.

     If you, or someone related to you, is a "substantial user" of facilities financed by industrial development or private activity bonds, you should consult your own tax adviser before purchasing shares of the Trust.

     Interest from all Hawaiian Obligations is tax-exempt for purposes of computing the shareholder's regular tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax ("AMT"). Whether or not that computation will result in a tax will depend on the entire content of your return. The Trust will not invest more than 20% of its assets in the types of Hawaiian Obligations that pay interest subject to AMT. An adjustment required by the Code will tend to make it more likely that corporate shareholders will be subject to AMT. They should consult their tax advisers.

   "What should I know about Hawaiian taxes?"

        The Trust, and dividends and distributions made by the Trust to Hawaii residents, will generally be treated for Hawaiian income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaiian law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaiian income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaiian income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial services loan companies, financial corporations, and small business investment companies.

     Persons or entities who are not Hawaii residents should not be subject to Hawaiian income taxation on dividends and distributions made by the Trust. Shareholders of the Trust should consult their tax advisers about other state and local tax consequences of their investment in the Trust.



                     HAWAIIAN TAX-FREE TRUST
                      FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Trust's financial performance for the designated periods of the Trust's operations. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Trust's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.



                         Class A(1)               Class C(2)
                                   Year ended March 31,

                         1999   1998    1997     1999    1998   1997
Net Asset Value,
Beginning  of Period ....$11.67  $11.23  $11.31   $11.66  $11.23 $11.31

Income from Investment
  Operations:
  Net investment income ..0.56     0.57    0.59     0.46    0.48   0.46
  Net gain (loss) on
    securities (both
    realized and
    unrealized) ......... 0.03     0.46   (0.08)    0.05    0.45  (0.08)

  Total from Investment
    Operations .......... 0.59     1.03    0.51     0.51    0.93   0.38

Less Distributions:
  Dividends from net
    investment income....(0.57)   (0.54)  (0.58)    (0.48)  (0.45) (0.45)
  Distributions from
    capital gains........(0.04)   (0.05)  (0.01)    (0.04)  (0.05) (0.01)

  Total Distributions ...(0.61)   (0.59)  (0.59)    (0.52)  (0.50) (0.46)

Net Asset Value, End of
  Year................. $11.65   $11.67  $11.23    $11.65   $11.66 $11.23

Total Return (not reflecting
  sales charge)(%) ...... 5.17     9.37    4.67      4.45     8.40  3.41

Ratios/Supplemental Data
  Net Assets, End of Year
   ($ thousands)  ..... 640,131  647,930  640,989  10,736   7,215  5,367

  Ratio of Expenses to
     Average Net
     Assets (%) .......... 0.74    0.73     0.75     1.53    1.52  1.53
  Ratio of Net Investment
    Income to Average Net
    Assets (%) ........... 4.76    4.96     5.11     3.95    4.11  4.04
Portfolio Turnover
  Rate (%) .............. 14       9        9        14      9     9

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of Expenses
   to Average Net Assets(%)
                           0.70   0.72      0.73     1.49    1.51   1.51


        Class A(1)
     Year Ended March 31,

          1996      1995

          $11.13    $11.19
          0.61      0.62
          0.18     (0.01)
          0.79      0.61
          (0.61)   (0.62)
           -       (0.05)
          (0.61)   (0.67)
          $11.31   $11.13
          7.16     5.75
          659,925   642,556
          0.73     0.77
          5.31     5.63
          28       33
          0.72     0.75

(1) Designated as Class A Shares on April 1, 1996.

(2) New Class of Shares established on April 1, 1996.


                     APPLICATION FOR HAWAIIAN TAX-FREE TRUST
                       FOR CLASS A OR CLASS C SHARES ONLY
                 PLEASE COMPLETE STEPS 1 THROUGH 4 AND MAIL TO:
                                    PFPC Inc.
                   400 Bellevue Parkway, Wilmington, DE 19809
                              Tel.# 1-800-228-4228

STEP 1
A. ACCOUNT REGISTRATION

___Individual Use line 1
___Joint Account*   Use lines 1&2
___For a Minor Use line 3
___For Trust, Corporation, Partnership or other Entity Use line 4

* Joint Accounts will be Joint Tenants with rights of survivorship unless otherwise specified.
** Uniformed Gifts/Transfers to Minors Act.

Please type or print name exactly as account is to be registered 1.________________________________________________________________
   First Name   Middle Initial   Last Name   Social Security Number
2.________________________________________________________________
     First Name   Middle Initial   Last Name   Social Security Number
3.________________________________________________________________
   Custodian's First Name      Middle Initial          Last Name
Custodian for ____________________________________________________
    Minor's First Name   Middle Initial   Last Name
Under the ___________UGTMA** _____________________________________
          Name of State       Minor's Social Security Number
4. ____________________________________________________
   ____________________________________________________
(Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)
___________________________________________________________________
        Tax I.D. Number    Authorized Individual          Title


B. MAILING ADDRESS AND TELEPHONE NUMBER


____________________________________________________
  Street or PO Box                           City
  _______________________________(______)______________
  State           Zip          Daytime Phone Number

Occupation:________________________Employer:________________________

Employer's Address:__________________________________________________
                   Street Address:               City  State  Zip
Citizen or resident of: ___ U.S. ___ Other Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by Dealer or Broker)

_______________________   _____________________________
Dealer Name                           Branch Number
_______________________   _____________________________
Street Address                   Rep. Number/Name
_______________________   (_______)_____________________
  City    State    Zip     Area Code        Telephone



STEP 2 PURCHASES OF SHARES

A. INITIAL INVESTMENT

Indicate method of payment (For either method, make check payment to HAWAIIAN TAX-FREE TRUST)

Indicate class of shares:
__  Class A Shares (Front-Payment Class)
__  Class C Shares (Level-Payment Class)

IF NO SHARE CLASS IS MARKED, INVESTMENT WILL AUTOMATICALLY BE MADE IN CLASS A SHARES.

   __ Initial Investment $_________ (Minimum $1,000)
   __ Automatic Investment $________ (Minimum $50)
For Automatic Investments of at least $50 per month, you must complete Step 3, Section A, Step 4, Sections A & B and ATTACH A
PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.



B. DISTRIBUTIONS

   Income dividends and capital gains distributions are automatically reinvested in additional shares at net asset value unless otherwise indicated below.

   You can have any other portion of either type reinvested, with the balance paid in cash, by indicating a percent below:

   Income dividends are to be:___ % Reinvested  __%_Paid in cash*
Capital gains distributions are to be: ___% Reinvested __% Paid in cash*

          * For cash payments, please choose one of the following options:

___ Deposit directly into my/our Financial Institution account.
    ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank, savings bank or credit union.)

___ Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your Hawaiian Tax-Free Trust Account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Trust toll-free at 1-800-228-4228. To establish this program, please complete Step 4, Sections A & B of this Application.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. LETTER OF INTENT

APPLICABLE TO CLASS A SHARES ONLY.
See Terms of Letter of Intent and Escrow at the end of this application
___ Yes ___ No

I/We intend to invest in Class A Shares of the Trust during the 13-month period from the date of my/our first purchase pursuant to this Letter (which purchase cannot be more than 90 days prior to the date of this Letter), an aggregate amount (excluding any reinvestment of dividends or distributions) of at least $25,000 which, together with my/our present holdings of Trust shares (at public offering price on date of this Letter), will equal or exceed the minimum amount checked below:
___  $25,000   ___  $50,000    ___ $100,000   ___ $250,000
___  $500,000


D. AUTOMATIC WITHDRAWAL PLAN

(Minimum investment $5,000)
APPLICABLE TO CLASS A SHARES ONLY.
Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
(Check appropriate box)
___ Yes ___ No

    Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, PFPC Inc. (the "Agent") is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

Dollar Amount of each withdrawal $ ______________beginning________________ .
                                   Minimum: $50             Month/Year
Payments to be made: ___ Monthly or ___ Quarterly

    Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
Financial Institution name, address and your account number.
_______________________________     ______________________________________
First Name Middle Initial Last Name   Financial Institution Name
_______________________________     ______________________________________
  Street                             Financial Institution Street Address
_______________________________     ______________________________________
  City   State Zip                   City   State Zip


                                     ____________________________________
                                      Financial Institution Account Number

E. TELEPHONE EXCHANGE
(Check appropriate box)
___ Yes ___ No

  This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

    The Agent is authorized to accept and act upon my/our or any other persons telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorneys fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.



  F. EXPEDITED REDEMPTION
(Check appropriate box)
___ Yes ___ No
The proceeds will be deposited to your Financial Institution account listed.

    Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Trust account is registered.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).

_______________________________   ____________________________________
   Account Registration            Financial Institution Account Number
_______________________________   ____________________________________
   Financial Institution Name      Financial Institution Transit/Routing
                                                                 Number
_______________________________   ____________________________________
   Street                            City     State         Zip



STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc. and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits. I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number_______________________________________

Name and Address where my/our account is maintained

Name of Financial Institution______________________________________________

Street Address_____________________________________________________________

City___________________________________________State _________ Zip ________
Name(s) and Signature(s) of Depositor(s) as they appear where account is registered
______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)

______________________________________________
          (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)



                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

- I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges. I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.

- The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.;
and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*
__________________________     ____________________________     _________
Individual (or Custodian)      Joint Registrant, if any            Date
__________________________     ____________________________     _________
Corporate Officer, Partner,    Title                               Date
Trustee, etc.

* For Trusts, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  - If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-228-4227 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.


TERMS OF LETTER OF INTENT AND ESCROW

     By checking Box 3c and signing the Application, the investor is entitled to make each purchase at the public offering price applicable to a single transaction of the dollar amount checked above, and agrees to be bound by the terms and conditions applicable to Letters of Intent appearing below.

     The investor is making no commitment to purchase shares, but if the investor's purchases within thirteen months from the date of the investor's first purchase do not aggregate $25,000, or, if such purchases added to the investor's present holdings do not aggregate the minimum amount specified above, the investor will pay the increased amount of sales charge prescribed in the terms of escrow below.

     The commission to the dealer or broker, if any, named herein shall be at the rate applicable to the minimum amount of the investor's specified intended purchases checked above. If the investor's actual purchases do not reach this minimum amount, the commissions previously paid to the dealer will be adjusted to the rate applicable to the investor's total purchases. If the investor's purchases exceed the dollar amount of the investor's intended purchases and pass the next commission break-point, the investor shall receive the lower sales charge, provided that the dealer returns to the Distributor the excess of commissions previously allowed or paid to him over that which would be applicable to the amount of the investor's total purchases.

     The investor's dealer or broker shall refer to this Letter of Intent in placing any future purchase orders for the investor while this Letter is in effect.

      The escrow shall operate as follows:

1. Out of the initial purchase (or subsequent purchases if necessary), 3% of the dollar amount specified in the Letter of Intent (computed to the nearest full share) shall be held in escrow in shares of the Trust by the Agent. All dividends and any capital distributions on the escrowed shares will be credited to the investor's account.

2. If the total minimum investment specified under the Letter is completed within a thirteen-month period, the escrowed shares will be promptly released to the investor. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

3. If the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. If such difference in sales charges is not paid within twenty days after receipt of a request from the Distributor or the dealer, the Distributor will, within sixty days after the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full shares and any cash proceeds for a fractional share remaining after such redemption will be released to the investor. The escrow of shares will not be released until any additional sales charge due has been paid as stated in this section.

4. By checking Box 3c and signing the Application, the investor irrevocably constitutes and appoints the Agent or the Distributor as his attorney to surrender for redemption any or all escrowed shares on the books of the Trust.


AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

2. Certificates will not be issued for shares of the Trust purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Trust. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Trust at Net Asset Value without a sales charge.

4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the last business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Trust) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Trust's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Trust. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Trust, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Trust, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10. Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

[Inside Back Cover]

ADMINISTRATOR AND FOUNDER
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
  Stephen J. Caridi, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary
John M. Herndon, Assistant Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

        This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust dated July 30, 1999, (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Trust and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Trust available to you.

        You can get additional information about the Trust's investments in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. You can get the SAI and the Trust's annual and semi-annual reports without charge, upon request.

        In addition, you can review and copy information about the Trust (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can get information on the operation of the SEC's public reference room by calling the SEC at 1-800-SEC-0330. You can get other information about the Trust at the SEC's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

   This Prospectus should be read and retained for future reference

TABLE OF CONTENTS

The Trust's Objective, Investment Strategies
and Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Trust...................
Investment of the Trust's Assets.................
Trust Management.................................
Net Asset Value Per Share........................
Purchases .......................................
Redeeming Your Investment........................
Alternate Purchase Plans.........................
Dividends and Distributions......................
Tax Information..................................
Financial Highlights.............................
Application and Letter of Intent.................


   The file number under which the Trust is registered with the SEC under the
Investment Company Act of 1940 is 811-4084


                     HAWAIIAN TAX-FREE TRUST
One of The
Aquilasm Group Of Funds

A tax-free
income investment

                           PROSPECTUS


To receive a free copy of the Trust's SAI, annual or semi-annual report, or other information about the Trust, or to make shareholder inquiries call:

           the Trust's Shareholder Servicing Agent at
                     800-228-4228 toll free

                      or you can write to:

                            PFPC Inc
                      400 Bellevue Parkway
                      Wilmington, DE 19809

For General Inquiries and Yield Information, call 800-228-4227 or
212-697-6666

This Prospectus should be read and retained for future reference

                     Hawaiian Tax-Free Trust
                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                          800-228-4227
                          212-697-6666

                                                       Prospectus
                                                    July 30, 1999
Class Y Shares
Class I Shares

      Hawaiian Tax-Free Trust is a mutual fund that seeks to provide you as high a level of current income exempt from Hawaiian state and Federal income taxes as is consistent with preservation of capital.

     The Trust invests in municipal obligations which pay interest exempt from Hawaiian state and Federal income taxes that are rated within the four highest credit ratings (considered as investment grade) assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation, or, if unrated, are determined to be of comparable quality by the Trust's investment adviser, Pacific Century Trust.

For Purchase, Redemption or Account inquiries contact the Trust's
Shareholder Servicing Agent:

     PFPC Inc.* 400 Bellevue Parkway * Wilmington, DE 19809
                   Call 800-228-4228 toll free

           For General Inquiries & Yield Information
           Call 800-228-4227 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Trust's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

THE TRUST'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

"What is the Trust's objective?"

     The Trust's objective is to provide you as high a level of current income exempt from Hawaiian state and Federal income taxes as is consistent with preservation of capital.

   "What is the Trust's investment strategy?"

     The Trust invests in tax-free municipal obligations which pay interest exempt from Hawaiian state and Federal income taxes. We call these "Hawaiian Obligations." In general, all or almost all of these obligations are issued by the State of Hawaii, its counties and various other local authorities; at least 65% of the portfolio will always consist of obligations of these issuers. These obligations can be of any maturity, but the Trust's average portfolio maturity has traditionally been between 15 and 20 years.

      At the time of purchase, an obligation must be considered
"investment grade."  This means that it must either

* be rated within the four highest credit ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's
     Corporation, or,

* if unrated, be determined to be of comparable quality by the Trust's Adviser, Pacific Century Trust.

     The Adviser selects obligations for the Trust's portfolio to best achieve the Trust's objectives. The Adviser evaluates specific obligations for purchase by various characteristics including quality, maturity and coupon rate.

        The interest paid on certain types of Hawaiian
Obligations may be subject to the Federal alternative minimum tax
("AMT"). At least 80% of the Trust's net assets must be invested in tax-exempt Hawaiian Obligations whose interest is not subject to AMT.

"What are the main risks of investing in the Trust?"

     Among the risks of investing in shares of the Trust and its portfolio of securities are the following:

     Loss of money is a risk of investing in the Trust.

     The Trust's assets, being primarily or entirely Hawaiian issues, are subject to economic and other conditions affecting
Hawaii. Adverse local events, such as a downturn in the Hawaiian economy, could affect the value of the Trust's portfolio.

     There are two types of risk associated with any fixed income debt securities such as Hawaiian Obligations: interest rate risk and credit risk.

* Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities, including Hawaiian Obligations, will normally decline. All fixed-rate debt securities, even the most highly rated Hawaiian Obligations, are subject to interest rate risk. Hawaiian Obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

  * Credit risk relates to the ability of the particular issuers of the Hawaiian Obligations the Trust owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.


     No guarantee or insurance. Investment in the Trust is not a deposit in Pacific Century Trust, Bank of Hawaii, Pacific Century Financial Corp. or their bank or non-bank affiliates or by any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Less diversification. The Trust is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). Thus, compared with "diversified" funds, it may invest a greater percentage of its assets in obligations of a particular issuer and may therefore not have as much diversification among securities, and thus diversification of risk. In general, the more the Trust invests in the securities of specific issuers, the more the Trust is exposed to risks associated with investments in those issuers.

                     HAWAIIAN TAX-FREE TRUST
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

   The bar chart and table shown below provide an indication of the risks of investing in Hawaiian Tax-Free Trust by showing changes in the performance of the Trust's Class Y Shares from year to year over a two year period and by showing how the Trust's average annual returns for one year and since inception compare to a broad measure of market performance. How the Trust has performed in the past is not necessarily an indication of how the Trust will perform in the future.




[Bar Chart]
Annual Total Returns
1997-1998

10%
          9.06
8%        XXXX
          XXXX
6%        XXXX
          XXXX  5.92%
4%        XXXX  XXXX
          XXXX  XXXX
2%        XXXX  XXXX
          XXXX  XXXX
0%        XXXX  XXXX
          1997  1998
     Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 3.41% (quarter ended June 30, 1997) and the lowest return for a quarter was - 0.07% (quarter ended March 31, 1997).

The year-to-date (from January 1, 1999 to June 30, 1999) total return was -1.14% for Class Y Shares.




                      Average Annual Total Return

                                             Since
For the period                     1-Year    inception*
ended December 31, 1998

Hawaiian Tax-Free Trust
Class Y Shares                          5.92%     7.72%

Hawaiian Tax-Free Trust
Class I Shares **                       N/A       N/A

Lehman Brothers
Municipal Bond Index ***                6.47%     7.12%

*From commencement of class on April 1, 1996.

**Commencement of Class I Shares was on January 31, 1998. To date no Class I Shares have been sold.

***The Lehman Brothers Municipal Bond Index is nationally oriented and consists of an unmanaged mix of investment-grade long-term municipal securities of issuers throughout the United States. At December 31, 1998, there were approximately 48,000 securities in the Index.

                     HAWAIIAN TAX-FREE TRUST
                 FEES AND EXPENSES OF THE TRUST
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. No Class I Shares are currently outstanding.



                                        Class I        Class Y
                                        Shares         Shares
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................None           None
  (as a percentage of offering price)
Maximum Deferred Sales Charge (Load).........None           None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends or Distributions
  (as a percentage of offering price)........None           None
Redemption Fees..............................None           None
Exchange Fee.................................None           None


Annual Trust Operating Expenses (expenses that are deducted from the Trust's assets)


Investment Advisory Fee......................0.14%          0.14%
Distribution
and/or Service (12b-1)Fee....................0.10%(1)        None
All Other Expenses:
 Administration Fee......................0.26%         0.26%
 Other Expenses (2)......................0.34%         0.14%
 Total All Other Expenses(2)..................0.60%         0.40%
Total Annual Trust Operating Expenses (2).....0.84%         0.54%

(1) Current rate; up to 0.25% can be authorized.

(2) Does not reflect a 0.04% offset in Trust expenses received in the year ended March 31, 1999 for uninvested cash balances. Reflecting this offset for that year, all other expenses and total annual Trust operating expenses were 0.30%, 0.56% and 0.80%, respectively, for Class I Shares; for Class Y Shares, these expenses were 0.10%, 0.36% and 0.50%, respectively. Other expenses for the two classes differ because Class I Shares bear program costs for financial intermediaries of 0.25%, which includes transfer agent services, and charges common to both classes of 0.09%; Class Y Shares bear only the common charges of 0.09% and an allocation for transfer agent services of 0.05%



Example

This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Trust's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 year    3 years   5 years    10 years
Class I Shares.......... $86       $268      $466      $1,037
Class Y Shares...........$55       $173      $302        $677


                INVESTMENT OF THE TRUST'S ASSETS

"Is the Trust right for me?"

     The shares of the Trust are designed to be a suitable investment for individuals, corporations, institutions and fiduciaries who seek income exempt from Hawaiian state and regular Federal income taxes.

     Institutional Class Shares ("Class Y Shares") are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity. Financial Intermediary Class Shares ("Class I Shares") are offered and sold only through financial intermediaries with which Aquila Distributors, Inc. (the "Distributor") has entered into sales agreements. The Trust does not sell the shares of either class directly to retail customers.

Hawaiian Obligations

     The Trust invests in Hawaiian Obligations which are a type of municipal obligation. These obligations pay interest which bond counsel or other appropriate counsel deems to be exempt from regular Federal and Hawaiian state income taxes. They include obligations of Hawaiian issuers and certain non-Hawaiian issuers, of any maturity.

     The obligations of non-Hawaiian issuers that the Trust can purchase are those issued by or under the authority of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands. Interest paid on these obligations is currently exempt from regular Federal and Hawaiian income taxes. The Trust purchases the obligations of these issuers only when obligations of Hawaiian issuers with the appropriate characteristics of quality, maturity and coupon rate are unavailable.

        It is the Trust's current policy,that the majority of the Trust's assets will be invested in insured Hawaiian Obligations.
At March 31, 1999, approximately 71% of the Trust's assets were invested in insured obligations.

Municipal Obligations

     Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for public purposes.

     There are two principal classifications of municipal obligations: "notes" and "bonds." Notes generally have maturities of one year or less, while bonds are paid back over longer periods.

The various public purposes for which municipal obligations are issued include:

     *    obtaining funds for general operating expenses,
     *    refunding outstanding obligations,
     * obtaining funds for loans to other public institutions and facilities, and
     * funding the construction of highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works.

Municipal obligations include:

     *    tax, revenue or bond anticipation notes,
     *    construction loan notes,
     * project notes, which sometimes carry a U.S. government guarantee,
     * municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment, and
     *    floating and variable rate demand notes.

"What factors may affect the value of the Trust's investments and their yields?"

     Change in prevailing interest rates is the most common factor that affects the value of the obligations in the Trust's portfolio. Any such change may have different effects on short-term and long-term Hawaiian Obligations. Long-term obligations (which usually have higher yields) may fluctuate in value more than short-term ones. Thus, the Trust may shorten the average maturity of its portfolio when it believes that prevailing interest rates may rise. While this strategy may promote one part of the Trust's objective, preservation of capital, it may also result in a lower level of income.


   "What are the other risk factors and special considerations regarding investment in Hawaiian Obligations?"

     The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on Hawaiian Obligations that the Trust owns. The Trust has derived this information from sources that are generally available to investors and believes it to be accurate, but it has not been independently verified and it may not be complete.

        As of the date of this Prospectus the economic data available indicate that much of Hawaii's economic slowdown in 1998 was attributable to the financial crisis in Asia. Gross state product grew by 1.0 percent compared to the 1.5 percent growth experienced in 1997. Real personal income growth, which began to accelerate in 1997, continued into most of 1998, registering an average annual growth rate of approximately 2.0 percent. Much of the growth is attributable to external sources such as dividends and interest, as growth in wages and salaries has slowed over the past year. Hawaii experienced slight deflation in 1998, with the consumer price index decreasing 0.2 percent. The index is expected to be flat to negative 0.5 percent in 1999. Hawaii's cost of living differential continued to decline in 1998 and was recently 1.30 times the national average compared to its peak of 1.40 times in the early 1990s.

     Statewide the total number of jobs dropped 1.0 percent in 1998. However, the number of persons employed has been increasing for the past several years and currently totals 560,950. In addition, Hawaii's unemployment rate has declined from 6.2 percent in 1997 to 5.8 percent in 1998. The future for Hawaii's job market is considered promising with several new business ventures and a revival of the film industry.

        Hawaiian home prices have stabilized over the past year causing increase in sales volume. In addition, the decline in prices over the past several years has created an attractive market for investors seeking resort homes and lots, especially on the neighboring islands. The decline in property values has had a negative impact on the financial conditions of the City and County of Honolulu. In early 1999, both Moody's Investors Service and Standard & Poor's lowered the rating of the City's outstanding General Obligation debt one notch to Aa3 and AA-, respectively. The ratings for the City's bonds are currently stable. This downgrade was anticipated as the declining tax base and prolonged period of economic recovery has limited the City's financial flexibility for several years.

        In 1998 tourism, the state's principal industry, experienced an overall decline of 1.7 percent. Total visitor arrivals declined from 6.88 million in 1997 to 6.76 million in 1998. The strong U.S. economy helped to boost westbound arrivals by 4.1 percent which helped to offset the 10 percent decline in eastbound arrivals. Occupancy figures also reflected the strong westbound visitor numbers as several neighboring islands, a favorite destination for the repeat westbound visitor, registered increases over the prior year. The increased westbound arrivals have prompted several airlines to increase service between the continental U.S. and Hawaii. In addition, several of the neighboring islands have lengthened their runways to accommodate larger aircraft.

        In addition to considerations specifically affecting
Hawaii, other risk factors include the following.

        Portfolio insurance refers to the payment of interest and the face or par value of Hawaiian Obligations when due. Portfolio insurance does not insure the market value of Hawaiian Obligations, which will be affected by various factors, including the general movement of interest rates. The value of the Trust's shares is not insured. The Trust's current policy regarding portfolio insurance can be changed without shareholder approval.

     Year 2000. Like other financial and business organizations, the Trust could be adversely affected if computer systems the Trust relies on do not properly process date-related information and data involving the year 2000 and after. The Administrator is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that steps are being taken by the other major service providers to the Trust to achieve comparable results. Certain vendors have advised the Administrator that they are currently compliant. The Trust's mission critical vendors -- the shareholder servicing agent, the custodian and the fund accounting agent -- as well as other support organizations have advised the Administrator that they are actively working on necessary changes. These three vendors have advised the Administrator that they expect to be ready and will additionally be prepared to implement contingency plans if necessary. All such expenses are being borne, and are expected to continue to be borne, by the respective service providers. The Trust has not incurred, nor is it anticipated to incur any costs related to these matters. The Administrator has also requested the Trust's portfolio manager to attempt to evaluate the potential impact of this problem on the issuers of securities in which the Trust invests. At this time there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Trust.

                        TRUST MANAGEMENT

"How is the Trust managed?"

     Pacific Century Trust, a division of Bank of Hawaii, Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, HI, (the "Adviser") is the Trust's investment adviser. Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Trust, overseeing relationships between the Trust and the service providers to the Trust, either keeping the accounting records of the Trust or, at its expense and responsibility, delegating such duties in whole or in part to a company satisfactory to the Trust, maintaining the Trust's books and records and providing other administrative services.

     Under the Advisory Agreement, the Adviser provides for investment supervision, including supervising continuously the investment program of the Trust and the composition of its portfolio; determining what securities will be purchased or sold by the Trust; arranging for the purchase and the sale of securities held in the portfolio of the Trust; and, at the Adviser's expense, pricing of the Trust's portfolio daily.

     During the fiscal year ended March 31, 1999, the Trust paid to the Adviser a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate 0.14 of 1%. Under the Administration Agreement, the Trust paid a fee to the Administrator on the same basis at the annual rate of 0.26 of 1% for total advisory and administration fees of 0.40 of 1% of such net asset value.

Information about the Adviser and the Administrator

        The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Pacific Century Financial Corp. ("PCF") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaiian law). PCF is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. PCF files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection.

     Ms. Lorene Okimoto has been the Trust's portfolio manager since December, 1991. She has been employed by the Adviser as a portfolio manager since 1989, and has been a Vice President of the Adviser since 1993. She was employed by the Bank of Hawaii from 1979 to 1984 and by Bank of Hawaii International Corporation from 1984 to 1988. Ms. Okimoto holds a B.A. degree from the University of Hawaii.

        The Trust's Administrator, Aquila Management
Corporation,is founder and Manager and/or administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of December 31, 1998, these funds had aggregate assets of approximately $3.2 billion, of which approximately $2.0 billion consisted of assets of the tax-free municipal bond funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

                    NET ASSET VALUE PER SHARE

     The net asset value of the shares of each of the Trust's classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (a "business day"), by dividing the value of the Trust's net assets (which means the value of the assets less liabilities) allocable to each class by the total number of shares of such class outstanding at that time. In general, net asset value of the Trust's shares is based on market value, except that Hawaiian Obligations maturing in 60 days or less are generally valued at amortized cost. The price at which a purchase or redemption of shares is effected is based on the next calculated net asset value after your purchase or redemption order is received in proper form. (See "What price will I pay for the Trust's shares?") The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                           PURCHASES

"Are there alternate purchase plans?"

     This Prospectus offers two separate classes of shares. All classes represent interests in the same portfolio of Hawaiian
Obligations.

"Can I purchase shares of the Trust?"

     You can purchase shares of the Trust if you live in Hawaii or in one of the other states listed below. You should not purchase shares of the Trust if you do not reside in one of the following states. Otherwise, the Trust can redeem the shares you purchased. This may cause you to suffer a loss and may have tax consequences.

     Also, if you do not reside in Hawaii, dividends from the Trust may be subject to state income taxes of the state in which you do reside. Therefore, you should consult your tax adviser before buying shares of the Trust.

     On the date of this Prospectus, Class Y Shares are available only in:

* Hawaii * Alaska * California * Colorado * District of Columbia
* Florida * Illinois * Missouri *  Nevada * New Jersey * New York
* Virginia

     Class I Shares are available only in:

* District of Columbia * Florida * Missouri * New Jersey * Oregon


"How Much Money Do I Need to Invest?"

For Class Y Shares:

     $1,000. Subsequent investments can be in any amount.

Class I Shares:

     Financial intermediaries can set their own requirements for initial and subsequent investments.

     Your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution").

"How do I purchase shares?"

You may purchase Class Y Shares:

* through an investment broker or dealer, or a bank or financial intermediary, which has a sales agreement with the Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

* directly through the Distributor, by mailing payment to the Trust's Agent, PFPC Inc.

*    The price you will pay is net asset value for both Class Y
     Shares and Class I Shares. (See "What price will I pay for the Trust's shares?")

You may purchase Class I Shares only through a financial intermediary.

Opening a Class Y Shares Account Adding to a Class Y Shares
Account

* Make out a check for             * Make out a check for
the investment amount              the investment amount
payable to                         payable to
Hawaiian Tax-Free Trust.           Hawaiian
                                   Tax-Free Trust.


* Complete the Application         * Fill out the pre-printed
included with the Prospectus,      stub attached
indicating the features            to the Trust's
you wish to authorize.             confirmations
                                   orsupply the name(s)
                                   of account owner(s),
                                   the account number, and
                                   the name of the Trust.

* Send your check and              * Send your check and
completed application              completed application
to your dealer or                  to your dealer or
  to the Trust's                        to the Trust's
Agent, PFPC Inc.                   Agent, PFPC Inc.



"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

     * Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

     * Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Trust's Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Trust may modify or terminate these investment methods or charge a service fee, upon 30 day's written notice to shareholders.

                    REDEEMING YOUR INVESTMENT

Redeeming Class Y Shares

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

     There is no minimum period for investment in the Trust, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

     A redemption may result in a tax liability for you.

"How can I redeem my investment?"


By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway

Wilmington, Delaware 19809

By telephone, call:

800-228-4228 toll free

By FAX, send
instructions to:

302-791-3055

For liquidity and convenience, the Trust offers expedited redemption for Class Y Shares.

Expedited Redemption Methods

You may request expedited redemption in two ways:

     1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

     a) to a Financial Institution account you have previously specified;

     b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                      Telephoning the Agent

     Whenever you telephone the Agent, please be prepared to supply:

     account name(s) and number

     name of the caller

     the social security number registered to the account

     personal identification.


     Note: Check the accuracy of your confirmation statements immediately. The Trust, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

     account name(s)

     account number

     amount to be redeemed

     any payment directions.

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Trust's records of your account.

You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access
Features Form.

Regular Redemption Method

     To redeem by the regular redemption method, send a letter of instruction to the Trust's Agent, which includes:

     account name(s)

     account number

     dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Trust)

     signature(s) of the registered shareholder(s)

     signature guarantee(s), if required, as indicated below.To be in "proper form," your letter must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

     member of a national securities exchange

     U.S. bank or trust company

     state-chartered savings bank

     federally chartered savings and loan association

     foreign bank having a U.S. correspondent bank; or

     participant in the Securities Transfer Association Medallion
     Program ("STAMP"), Stock Exchanges Medallion Program
     ("SEMP"), or the New York Stock Exchange, Inc. Medallion
     Signature Program ("MSP")

     A notary public is not an acceptable signature guarantor.

Redemption of Class I Shares

    You may redeem all or any part of your Class I Shares at the net asset value next determined after receipt of your redemption request in proper form by your financial intermediary. Redemption requests for Class I Shares must be made through a financial intermediary and cannot be made directly. Financial intermediaries may charge a fee for effecting redemptions. There is no minimum period for any investment in the Trust. The Trust does not impose redemption fees or penalties on redemption of Class I Shares. A redemption may result in a transaction taxable to you.

"When will I receive the proceeds of my redemption?"

Redemption proceeds for Class Y Shares are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within 7 days.

Redemption          Method of Payment        Charges

Under $1,000        Check                    None

$1,000 or more      Check or, if and         None
                    as you requested
                    on your Application
                    or Ready Access Features
                    Form, wired or
                    transferred through
                    the Automated Clearing
                    House to your Financial
                    Institution account

Through a broker/
dealer              Check or wire, to your        None; however
                    broker/dealer                 your
                                        broker/dealer
                                   may charge a
                              fee

     Although the Trust does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

     Redemption payments for Class I Shares are made to financial intermediaries.

        The Trust may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Trust has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur
(i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and
(iv) during such other periods as the SEC may permit.

     The Trust can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic
Investment program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part by distribution of the Trust's portfolio securities ("redemption in kind") in conformity with SEC rules. This method would only be used if Trustees determine that partial or whole cash payments would be detrimental to the best interests of the remaining shareholders.

"Is There an Automatic Withdrawal Plan?"

     Yes, but it is only available for Class Y Shares. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                    ALTERNATE PURCHASE PLANS

Distribution Arrangements

     In this Prospectus the Trust provides you with two alternative ways to invest in the Trust through two separate classes of shares. All classes represent interests in the same portfolio of Hawaiian Obligations.

                    Class Y Shares           Class I Shares
               "Institutional Class"    "Financial Intermediary
                                        Class"

Initial Sales       None                     None. Financial
Charge                                       Intermediaries may
                                             charge a fee for
                                        purchase of shares.


Contingent          None                     None
Deferred Sales
Charge ("CDSC")

Distribution and    None                      Distribution fee of
Service Fees                                 up to 0.25 of 1% of
                                             average annual net
                                             assets allocable to
                                             Class I Shares,
                                             currently 0.10 of 1%
                                             of such net assets,
                                             and a services fee
                                             of 0.25 of 1% of
                                             such assets.


"What price will I pay for the Trust's shares?"

     The offering price for Class Y Shares is the net asset value per share. You will receive that day's offering price on purchase orders received in proper form, including Telephone Investments and investments by mail, received prior to 4:00 p.m. New York time. Dealers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor or Agent before the Distributor's close of business that day (normally 5:00 p.m. New York time) and still receive that day's offering price. Otherwise, orders will be filled at the next determined offering price. Dealers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day. The sale of shares will be suspended (1) during any period when net asset value determination is suspended, or, (2) when the Distributor judges it is in the Trust's best interest to do so.

     The offering price for Class I Shares is the net asset value per share. The offering price determined on any day applies to all purchases received by each financial intermediary prior to 4:00 p.m. New York time on any business day. Purchase orders received by financial intermediaries after that time will be filled at the next determined offering price.

"What about confirmations and share certificates?"

     A statement will be mailed to you confirming each purchase of Class Y Shares in the Trust. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share). Purchases of Class I Shares will be confirmed by financial intermediaries. The Trust will not issue certificates for Class Y Shares or Class I Shares.

General

     The Trust and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

   "Is there a Distribution Plan or a Services Plan?"

     The Trust has adopted a Distribution Plan (the "Plan") under the Investment Company Act of 1940's Rule 12b-1 in order to:

     (i) permit the Trust to finance activities primarily intended to result in the sale of its shares;

     (ii) permit the Administrator, out of its own funds, to make payment for distribution expenses; and

    (iii) protect the Trust against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

     No payments are made with respect to assets represented by Class Y Shares.

     For any fiscal year, payments with respect to Class I Shares through the Distributor or Agent, are made at a rate set from time to time by the Board of Trustees (currently 0.10 of 1%) but not more than 0.25 of 1% of the average annual net assets represented by the Class I Shares of the Trust. Such payments can be made only out of the Trust's assets allocable to the Class I Shares. Because these distributions and fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Service Plan for Class I Shares

     The Trust's Shareholder Services Plan authorizes it to pay a service fee to Qualified Recipients with respect to Class I Shares. For any fiscal year, such fees, paid through the Distributor or Agent, may not exceed 0.25 of 1% of the average annual net assets represented by Class I Shares. Additionally, payment shall be made only out of the Trust's assets represented by Class I Shares. "Qualified Recipients" means broker/dealers or others selected by the Distributor, including any principal underwriter of the Trust, who have entered into written agreements with the Trust or the Distributor and who have agreed to provide personal services to Class I shareholders and/or maintain their accounts. No payments are made with respect to assets represented by Class Y Shares.

"Transfer on Death" Registration (Not Available for Class I
Shares)

     If you own Class Y Shares, the Trust generally permits "transfer on death" registration of shares ("TOD"), so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD rules. This service is not available for Class I Shares.

                   DIVIDENDS AND DISTRIBUTIONS

   "How are dividends and distributions determined?"

     The Trust pays dividends and other distributions with respect to each class of shares. The Trust calculates its dividends and other distributions with respect to each class at the same time and in the same manner. Net income for dividend purposes includes all interest income accrued by the Trust since the previous dividend declaration, less expenses paid or accrued. Net income also includes any original issue discount, which occurs if the Trust purchases an obligation for less than its face amount. The discount from the face amount is treated as additional income earned over the life of the obligation. As this income varies, so will the Trust's dividends. There is no fixed dividend rate. It is expected that most of the Trust's dividends will be comprised of interest income. The dividends and distributions of each class can vary due to certain class-specific charges. The Trust will declare all of its net income as dividends on every day, including weekends and holidays, on those shares outstanding for which payment was received by the close of business on the preceding business day.

     Redeemed shares continue to earn dividends through and including the earlier of:

          1. the day prior to the day when redemption proceeds are mailed, wired or transferred by the Automated Clearing House, the Agent or paid by the Agent to a selected dealer; or

          2. the third day the New York Stock Exchange is open after the day the net asset value of the redeemed shares was determined.

     The Trust's present policy is to pay dividends so they will be received or credited by approximately the first day of each month.

   "How are dividends and distributions paid?"

     Dividends and distributions will automatically be reinvested in full and fractional shares of the Trust of the same class at net asset value on the record date for the dividend or distribution.

        If you own or purchase Class Y Shares, you may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of dividends or distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.


        You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

        All arrangements for the payment of dividends and distributions with respect to Class I Shares, including reinvestment of dividends, must be made through financial intermediaries.

     All Class Y shareholders, whether their dividends or distributions are received in cash or reinvested, will receive a monthly statement indicating the current status of their investment account with the Trust. Financial Intermediaries provide their own statements of Class I Shares accounts.

        If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Trust may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from capital gains distributions (if any) and any other distributions that do not qualify as "exempt-interest dividends."

                         TAX INFORMATION

     Net investment income includes income from Hawaiian Obligations in the portfolio which the Trust allocates as "exempt-interest dividends." Such dividends are exempt from regular Federal income tax. The Trust will allocate "exempt-interest dividends" by applying one designated percentage to all income dividends it declares during its tax year. It will normally make this designation in the first month following its fiscal year end for dividends paid in the prior year.

     It is possible that, under certain circumstances, a small portion of dividends paid by the Trust will be subject to income taxes. During the Trust's fiscal year ended March 31, 1999, 92.18% of the Trust's dividends were exempt interest dividends. For the calendar year 1998, 8.93% of total dividends paid were taxable. The percentage of tax-exempt income from any particular dividend may differ from the percentage of the Trust's tax-exempt income during the dividend period.

     Net capital gains of the Trust, if any, realized through October 31st of each year and not previously paid out will be paid out after that date. The Trust may also pay supplemental distributions after the end of its fiscal year. If net capital losses are realized in any year, they are charged against capital and not against net investment income which is distributed regardless of gains or losses.

     The Trust intends to qualify during each fiscal year under the Code to pay "exempt-interest dividends" to its shareholders. "Exempt-interest dividends" derived from net income earned by the Trust on Hawaiian Obligations will be excludable from gross income of the shareholders for regular Federal income tax purposes. Capital gains dividends are not included in "exempt-interest dividends." Although "exempt-interest dividends" are not taxed, each taxpayer must report the total amount of tax-exempt interest (including "exempt-interest dividends" from the Trust) received or acquired during the year.

     The Trust will treat as ordinary income in the year received certain gains on Hawaiian Obligations it acquired after April 30, 1993 and sells for less than face or redemption value. Those gains will be taxable to you as ordinary income, if distributed.

     Capital gains dividends (net long-term gains over net short-term losses which the Trust distributes and so designates) are reportable by shareholders as gains from the sale or exchange of a capital asset held for more than a year. This is the case whether the shareholder reinvests the distribution in shares of the Trust or receives it in cash, regardless of the length of time the investment is held.

     Short-term gains, when distributed, are taxed to shareholders as ordinary income. Capital losses of the Trust are not distributed, but carried forward by the Trust to offset gains in later years and reduce future capital gains dividends and amounts taxed to shareholders.

     The Trust's gains or losses on sales of Hawaiian Obligations will be deemed long- or short-term, depending upon the length of time the Trust holds these obligations.

     You will receive information on the tax status of the Trust's dividends and distributions annually.

Special Tax Matters

     Under the Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Trust may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Trust may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     If you or your spouse are receiving Social Security or railroad retirement benefits, a portion of these benefits may become taxable, if you receive exempt-interest dividends from the Trust.

     If you, or someone related to you, is a "substantial user" of facilities financed by industrial development or private activity bonds, you should consult your own tax adviser before purchasing shares of the Trust.

     Interest from all Hawaiian Obligations is tax-exempt for purposes of computing the shareholder's regular tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax ("AMT"). Whether or not that computation will result in a tax will depend on the entire content of your return. The Trust will not invest more than 20% of its assets in the types of Hawaiian Obligations that pay interest subject to AMT. An adjustment required by the Code will tend to make it more likely that corporate shareholders will be subject to AMT. They should consult their tax advisers.

"What should I know about Hawaiian taxes?"

        The Trust, and dividends and distributions made by the Trust to Hawaii residents, will generally be treated for Hawaiian income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaiian law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaiian income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaiian income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial services loan companies, financial corporations, and small business investment companies.

     Persons or entities who are not Hawaii residents should not be subject to Hawaiian income taxation on dividends and distributions made by the Trust. Shareholders of the Trust should consult their tax advisers about other state and local tax consequences of their investment in the Trust.


The table shown below for Class A Shares is for information purposes only.
Class A Shares are not offered by this Prospectus. No historical information exists for Class I Shares, which were established on July 31, 1998.


                          HAWAIIAN TAX-FREE TRUST
                           FINANCIAL HIGHLIGHTS
              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Trust's financial performance for the designated periods of the Trust's operations. Certain information reflects financial results for a single
Trust share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Trust's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.




                         Class A(1)               Class Y(2)
                                   Year ended March 31,

                         1999   1998    1997     1999    1998   1997
Net Asset Value,
Beginning  of Period ....$11.67  $11.23  $11.31   $11.68  $11.24 $11.31

Income from Investment
  Operations:
  Net investment income ..0.56     0.57    0.59     0.59    0.67   0.74
  Net gain (loss) on
    securities (both
    realized and
    unrealized) ......... 0.03     0.46   (0.08)    0.03    0.45  (0.07)

  Total from Investment
    Operations .......... 0.59     1.03    0.51     0.62    1.12   0.67

Less Distributions:
  Dividends from net
    investment income....(0.57)   (0.54)  (0.58)    (0.59)  (0.63) (0.73)
  Distributions from
    capital gains........(0.04)   (0.05)  (0.01)    (0.04)  (0.05) (0.01)

  Total Distributions ...(0.61)   (0.59)  (0.59)    (0.63)  (0.68) (0.74)

Net Asset Value, End of
  Year................. $11.65   $11.67  $11.23    $11.67   $11.68 $11.24

Total Return (not reflecting
  sales charge)(%) ...... 5.17     9.37    4.67      5.45    10.24  6.14

Ratios/Supplemental Data
  Net Assets, End of Year
   ($ thousands)  ..... 640,131  647,930  640,989  2,588   1.278  0.1

  Ratio of Expenses to
     Average Net
     Assets (%) .......... 0.74    0.73     0.75     0.54    0.52  0.55
  Ratio of Net Investment
    Income to Average Net
    Assets (%) ........... 4.76    4.96     5.11     4.96    5.02  4.90
Portfolio Turnover
  Rate (%) .............. 14       9        9        14      9     9

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of Expenses
   to Average Net Assets(%)
                        0.70   0.72   0.73       0.49    0.51    0.53


        Class A(1)
     Year Ended March 31,

          1996      1995

          $11.13    $11.19
          0.61      0.62
          0.18     (0.01)
          0.79      0.61
          (0.61)   (0.62)
           -       (0.05)
          (0.61)   (0.67)
          $11.31   $11.13
          7.16     5.75
          659,925   642,556
          0.73     0.77
          5.31     5.63
          28       33
          0.72     0.75

(1) Designated as Class A Shares on April 1, 1996.

(2) New Class of Shares established on April 1, 1996.


                     APPLICATION FOR HAWAIIAN TAX-FREE TRUST
                          FOR CLASS I AND Y SHARES ONLY
                 PLEASE COMPLETE STEPS 1 THROUGH 4 AND MAIL TO:
                                    PFPC Inc.
                   400 Bellevue Parkway, Wilmington, DE 19809
                              Tel.# 1-800-228-4228
STEP 1
A. ACCOUNT REGISTRATION

___Individual Use line 1
___Joint Account*   Use lines 1&2
___For a Minor Use line 3
___For Trust, Corporation, Partnership or other Entity Use line 4
* Joint Accounts will be Joint Tenants with rights of survivorship unless otherwise specified.
** Uniformed Gifts/Transfers to Minors Act.

Please type or print name exactly as account is to be registered 1.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
  2.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
3.________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name
Custodian for ____________________________________________________
                   Minor's First Name   Middle Initial   Last Name
Under the ___________UGTMA** _____________________________________
         Name of State       Minor's Social Security Number
4. ____________________________________________________
   ____________________________________________________
(Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)
___________________________________________________________________
        Tax I.D. Number    Authorized Individual          Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

____________________________________________________
  Street or PO Box                           City
_______________________________(______)______________
  State           Zip          Daytime Phone Number

Occupation:________________________Employer:________________________

Employer's Address:__________________________________________________
                   Street Address:               City  State  Zip
Citizen or resident of: ___ U.S. ___ Other Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)

C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by Dealer or Broker)

_______________________   _____________________________
Dealer Name                           Branch Number
  _______________________   _____________________________
Street Address                   Rep. Number/Name
_______________________   (_______)_____________________
  City    State    Zip     Area Code        Telephone


STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

(Indicate Class of Shares)
__  Class I Shares
__  Class Y Shares


  Make check payable to HAWAIIAN TAX-FREE TRUST

___Initial Investment  $ ______________ (Minimum $1,000)

B. DISTRIBUTIONS

   Income dividends and capital gains distributions are automatically reinvested in additional shares at net asset value unless otherwise indicated below.

   You can have any other portion of either type reinvested, with the balance paid in cash, by indicating a percent below:

   Income dividends are to be:___ % Reinvested  __%_Paid in cash*
Capital gains distributions are to be: ___% Reinvested __% Paid in cash*

        * For cash payments, please choose one of the following options:

___ Deposit directly into my/our Financial Institution account.
    ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank, savings bank or credit union.)

___ Mail check to my/our address listed in Step 1B.

STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your Hawaiian Tax-Free Trust Account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________
  (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

B. TELEPHONE INVESTMENT
(Check appropriate box)
___ Yes ___ No


    This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Trust toll-free at 1-800-228-4228. To establish this program, please complete Step 4, Sections A & B of this Application. (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

  C. AUTOMATIC WITHDRAWAL PLAN

(Minimum investment $5,000)

Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
(Check appropriate box)
___ Yes ___ No

    Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, PFPC Inc., (the "Agent") is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

Dollar Amount of each withdrawal $ ______________beginning________________ .
                                   Minimum: $50             Month/Year
Payments to be made: ___ Monthly or ___ Quarterly

    Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
Financial Institution name, address and your account number.
_______________________________     ______________________________________
First Name Middle Initial Last Name   Financial Institution Name
_______________________________     ______________________________________
Street                             Financial Institution Street Address
_______________________________     ______________________________________
City   State Zip                   City   State Zip

                                     ____________________________________
                                     Financial Institution Account Number

D. TELEPHONE EXCHANGE
 (Check appropriate box)
___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

      The Agent is authorized to accept and act upon my/our or any other persons telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorneys fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.

E. EXPEDITED REDEMPTION
(Check appropriate box)
  ___ Yes ___ No

The proceeds will be deposited to your Financial Institution account listed.

    Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this
Trust account is registered.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).
_______________________________   ____________________________________
  Account Registration            Financial Institution Account Number
_______________________________   ____________________________________
  Financial Institution Name      Financial Institution Transit/Routing
                                                                Number
_______________________________   ____________________________________
  Street                            City   State Zip


STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc. to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service.
I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number _____________________________________

Name and Address where my/our account is maintained

Name of Financial Institution_____________________________________________

Street Address____________________________________________________________

City___________________________________________State _________ Zip _______

Name(s) and Signature(s) of Depositor(s) as they appear where account is registered

______________________________________________
        (Please Print)
  X_____________________________________________  __________________
        (Signature)                                    (Date)

______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)

                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated
Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.

STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

- I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges. I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.

- The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number;
  name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies
  (i) that Number is my correct taxpayer identification number and
  (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN.*
__________________________     ____________________________     _________
 Individual (or Custodian)      Joint Registrant, if any            Date
__________________________     ____________________________     _________
 Corporate Officer, Partner,    Title                               Date
 Trustee, etc.

* For Trusts, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment,
  Expedited Redemption and Direct Deposit of Dividends) are effective
  15 days after this form is received in good order by the Trust's Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.

BANKING INFORMATION

- If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-228-4227 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

2. Certificates will not be issued for shares of the Trust purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Trust. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Trust at Net Asset Value without a sales charge.

4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the last business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Trust) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Trust's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Trust. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Trust, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Trust, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10.Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

[Inside Back Cover]

ADMINISTRATOR AND FOUNDER
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M. W. Hines, Secretary
John M. Herndon, Assistant Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

        This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust dated July 30, 1999, (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Trust and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Trust available to you.

        You can get additional information about the Trust's investments in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. You can get the SAI and the Trust's annual and semi-annual reports without charge, upon request.

        In addition, you can review and copy information about the Trust (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can get information on the operation of the SEC's public reference room by calling the SEC at 1-800-SEC-0330. You can get other information about the Trust at the SEC's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

   This Prospectus should be read and retained for future reference

TABLE OF CONTENTS

The Trust's Objective, Investment Strategies
and Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Trust...................
Investment of the Trust's Assets.................
Trust Management.................................
Net Asset Value Per Share........................
Purchases .......................................
Redeeming Your Investment........................
Alternate Purchase Plans.........................
Dividends and Distributions......................
Tax Information..................................
Financial Highlights.............................
Application

   The file number under which the Trust is registered with the SEC under the
Investment Company Act of 1940 is 811-4084


                    HAWAIIAN TAX-FREE TRUST
One of The
Aquilasm Group Of Funds

A tax-free
income investment

                           PROSPECTUS


To receive a free copy of the Trust's SAI, annual or semi-annual report, or other information about the Trust, or to make shareholder inquiries call:

           the Trust's Shareholder Servicing Agent at
                     800-228-4228 toll free

                      or you can write to:

                            PFPC Inc
                      400 Bellevue Parkway
                      Wilmington, DE 19809

For General Inquiries and Yield Information, call 800-228-4227 or
212-697-6666

This Prospectus should be read and retained for future reference

Aquila
 Hawaiian Tax-Free Trust
380 Madison Avenue Suite 2300
New York, NY 10017
800-USA-KTKY (800-872-5859)
212-697-6666

Statement
of Additional
Information                                         July 30, 1999

     This Statement of Additional Information (the "SAI") is not a Prospectus. There are two Prospectuses for the Trust dated July 30, 1999: one Prospectus describes Front-Payment Class Shares ("Class A Shares") and Level-Payment Class Shares ("Class C Shares") of the Trust and the other describes Institutional Class Shares ("Class Y Shares") and Financial Intermediary Class Shares ("Class I Shares") of the Trust. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Trust's Shareholder Servicing Agent, PFPC Inc., by writing to it at: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling at the following number:

                     800-228-4227 toll free

or from Aquila Distributors, Inc., the Trust's Distributor, by writing to it at

   380 Madison Avenue, Suite 2300, New York, New York 10017;
              or by calling: 800-872-5859 toll free
                         or 212-697-6666

Financial Statements

     The financial statements for the Trust for the year ended March 31, 1999, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report of the Trust for the fiscal year ended March 31, 1999 can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the SAI.

TABLE OF CONTENTS

Trust History
Investment Strategies and Risks
Trust Policies
Management of the Trust
Ownership of Securities
Investment Advisory and Other Services
Brokerage Allocation and Other Practices
Capital Stock
Purchase, Redemption, and Pricing of Shares
Additional Tax Information
Underwriters
Performance
Appendix A

                     HAWAIIAN TAX-FREE TRUST

               Statement of Additional Information

                          TRUST HISTORY

      Hawaiian Tax-Free Trust (the "Trust"), was organized in
1984 as a Massachusetts business trust. The Trust is an open-end, non-diversified management investment company.

                 INVESTMENT STRATEGIES AND RISKS

Ratings

     The ratings assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") represent their respective opinions of the quality of the municipal bonds and notes which they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, obligations with the same maturity, stated interest rate and rating may have different yields, while obligations of the same maturity and stated interest rate with different ratings may have the same yield.

     Rating agencies consider municipal obligations rated in the fourth highest credit rating to be of medium quality. Thus, they may present investment risks which do not exist with more highly rated obligations. Such obligations possess less attractive investment characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

     See Appendix A to this SAI for further information about the ratings of Moody's and S&P as to the various rated Hawaiian
Obligations which the Trust may purchase.

     The table below gives information as to the percentage of Trust net assets invested, as of March 31, 1999, in Hawaiian
Obligations in the various rating categories:

Highest rating (1) . . . . . . . . . . . . . . . . . . . . 76.03%
Second highest rating (2). . . . . . . . . . . . . . . . . 15.51%
Third highest rating (3) . . . . . . . . . . . . . . . . . .3.54%
Fourth highest rating (4). . . . . . . . . . . . . . . . . .0.00%
Not rated: . . . . . . . . . . . . . . . . . . . . . . . .  4.92%
                                                           100.0%
(1) Aaa of Moody's or AAA of S&P.
(2) Aa of Moody's or AA of S&P.
(3) A of Moody's or A of S&P.
(4) Baa of Moody's or BBB of S&P.

Municipal Bonds

     The two principal classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or projects or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy unlimited general taxes. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general financial conditions, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and rating of the issue.

     Since the Trust may invest in industrial development bonds or private activity bonds, the Trust may not be an appropriate investment for entities which are "substantial users" of facilities financed by those bonds or for investors who are "related persons" of such users. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such investor or his or her immediate family (spouse, brothers, sisters and lineal descendants) owns directly or indirectly in the aggregate more than 50 percent of the equity of a corporation or is a partner of a partnership which is a "substantial user" of a facility financed from the proceeds of those bonds. A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses a part of [a] facility" financed from the proceeds of industrial development or private activity bonds.

     As indicated in the Prospectus, there are certain Hawaiian Obligations the interest on which is subject to the Federal alternative minimum tax on individuals. While the Trust may purchase these obligations, it may, on the other hand, refrain from purchasing particular Hawaiian Obligations due to this tax consequence. Also, as indicated in the Prospectus, the Trust will not purchase obligations of Hawaiian issuers the interest on which is subject to regular Federal income tax. The foregoing may reduce the number of issuers of obligations which are available to the Trust.

Portfolio Insurance

     The purpose of having insurance on some investments in Hawaiian Obligations in the Trust's portfolio is to reduce financial risk for investors in the Trust.

     Insurance as to the timely payment of principal and interest when due for Hawaiian Obligations is acquired as follows:

     (i) obtained by the issuer of the Hawaiian Obligations at the time of original issue of the obligations, known as "New
Issue Insurance," or

     (ii) purchased by the Trust or a previous owner with respect to specific Hawaiian Obligations, termed "Secondary Market
Insurance."

     The insurance of principal under these types of insurance policies refers to the payment of interest and of the face or par value of the Hawaiian Obligation when due. Insurance is not affected by nor does it insure the price paid by the Trust for the obligation. The market value of obligations in the Trust will, from time to time, be affected by various factors, including the general movement of interest rates. The value of the Trust's shares is not insured.

     In order to attempt to reduce financial risk to the Trust's investors, it is the Trust's current policy, which may be changed, that the majority of the Trust's assets will be invested in insured Hawaiian Obligations. However, if the Board of Trustees determines that there is an inadequate supply in the marketplace of Hawaiian Obligations covered by New Issue Insurance and that appropriate Secondary Market Insurance cannot be obtained for other Hawaiian Obligations on terms that are financially advantageous to the Trust as a result of market conditions or other factors, then the Trust will invest in Hawaiian Obligations that are not insured. Use of insurance is not a fundamental policy of the Trust.

     New Issue Insurance is obtained by the issuer of the Hawaiian Obligations and all premiums respecting such securities are paid in advance by such issuer. Such policies are noncancelable and continue in force so long as the Hawaiian
Obligations are outstanding and the insurer remains in business.

     The Trust may also purchase Secondary Market Insurance on any Hawaiian Obligation purchased by the Trust. By purchasing Secondary Market Insurance, the Trust will obtain, upon payment of a single premium, insurance against nonpayment of scheduled principal and interest for the remaining term of the Hawaiian Obligation, regardless of whether the Trust then owned such security. Such insurance coverage is noncancelable and continues in force so long as the security so insured is outstanding and the insurer remains in business. The purposes of acquiring Secondary Market Insurance are to insure timely payment of principal and interest when due, and to enable the Trust to sell a Hawaiian Obligation to a third party as a high rated insured Hawaiian Obligation at a market price greater than what otherwise might be obtainable if the security were sold without the insurance coverage. There is no assurance that such insurance can be obtained at rates that would make its purchase advantageous to the Trust.

     As a matter of practice, insurers of municipal obligations provide insurance only on issues which on their own credit rating are of investment grade, i.e., those within the top four credit ratings of the Nationally Recognized Statistical Rating Organizations. In some instances, insurers restrict issuance of insurance to those issues which would be credit rated "A" or better by those organizations. These practices by the insurers tend to reduce the risk that they might not be able to respond to the default in payment of principal or interest on any particular issue.

     In general, New Issue Insurance provides that if an issuer fails to make payment of principal or interest on an insured Obligation, the payment will be made promptly by the insurer. There are no deductible clauses, the insurance is non-cancelable and the tax-exempt character of any payment in respect of interest received is not affected. Premiums for such insurance are not paid by the Trust but are paid once and for all for the life of the issue at the time the securities are issued, generally by the issuer and sometimes by the underwriter. The right to receive the insurance proceeds is a part of the security and is transferable on any resale.

     The following information regarding Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("Financial Guaranty") and AMBAC Indemnity Corporation ("AMBAC Indemnity"),has been derived from publicly available information. The Trust has not independently verified any of the information, but the Trust is not aware of facts which would render such information inaccurate.

     AMBAC Indemnity is a Wisconsin-domiciled stock insurance corporation, regulated by the Insurance Department of the State of Wisconsin, and licensed to do business in 50 states and the District of Columbia. AMBAC Indemnity is a wholly-owned subsidiary of AMBAC, Inc., a publicly held company.The claims-paying ability of AMBAC Indemnity is rated "AAA" by S&P and "Aaa" by Moody's.

     MBIA is a limited liability corporation domiciled in New York and licensed to do business in 50 states and the District of Columbia. It is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. Neither MBIA Inc. nor its shareholders are obligated to pay the debts of or claims against MBIA. The claims-paying ability of MBIA is rated "AAA" by S&P and "Aaa" by Moody's.

     Financial Guaranty is a New York stock insurance company regulated by the New York State Department of Insurance and authorized to provide insurance in 49 states and the District of Columbia. Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company, which is 99% owned by General Electric Capital Corporation and 1% owned by Sumitomo Marine and Fire Insurance Company Limited. Neither FGIC Corporation nor GE Capital Corporation is obligated to pay the debts of or the claims against Financial Guaranty.The claims-paying ability of Financial Guaranty is rated "AAA" by S&P and "Aaa" by Moody's.

     Other insurance companies from which the Trust may purchase insurance from, or may purchase Obligations insured by, include the following:

     Financial Security Assurance Co., which is owned by U.S. West Capital Corp. (50.3%), Public & Employees (22.1%), Fund America Enterprises (7.6%) and Tokyo Marine & Fire Insurance Co, Ltd. (6.1%); Publicly held (35.8%) it is rated Aaa by Moody's and AAA by S&P;

     Capital Guaranty Insurance Co., owned by Constellation
Investments, Inc. (12.6%), Safeco (3.0%), Sibag Finance Corp.
(1.8%) and 82% by the public; it is rated Aaa by Moody's and AAA by S&P.

        The Trust may also use other insurers. However, the Trust will seek to ensure that any insurer used will itself have a AAA or Aaa rating.

When-Issued and Delayed Delivery Obligations

     The Trust may buy Hawaiian Obligations on a when-issued or delayed delivery basis. The purchase price and the interest rate payable on the Hawaiian Obligations are fixed on the transaction date. At the time the Trust makes the commitment to purchase Hawaiian Obligations on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value each day of such Hawaiian Obligations in determining its net asset value. The Trust will make commitments for such when-issued transactions only when it has the intention of actually acquiring the Hawaiian Obligations. The Trust places an amount of assets equal in value to the amount due on the settlement date for the when-issued or delayed delivery securities being purchased in a segregated account, which is marked to market every business day. On delivery dates for such transactions, the Trust will meet its commitments by selling the assets held in the separate account and/or from cash flow.

Determination of the Marketability of Certain Securities

     In determining marketability of floating and variable rate demand notes and participation interests (including municipal lease/purchase obligations) the Board of Trustees will consider the following factors, not all of which may be applicable to any particular issue: the quality, maturity and coupon rate of the issue, ratings received from the nationally recognized statistical rating organizations and any changes or prospective changes in such ratings, the likelihood that the issuer will continue to appropriate the required payments for the issue, recent purchases and sales of the same or similar issues, the general market for municipal securities of the same or similar quality, the Adviser's opinion as to marketability of the issue and other factors that may be applicable to any particular issue.

Taxable Short-term Obligations

     Although the Trust does not currently do so, it is permitted to purchase taxable short-term obligations. The "Taxable Short-Term Obligations" which the Trust may purchase are obligations maturing in one year or less from the date of purchase by the Trust which are either (i) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Obligations"); see the Additional Statement for further information; (ii) commercial paper rated Prime-1 by Moody's or A-1 by S&P (see Appendix A); or
(iii) bank obligations, such as certificates of deposit, bankers acceptances and fixed time deposits, issued by a domestic bank subject to regulation by the U.S. Government having total assets of at least $1.5 billion. Under normal market conditions the Trust cannot purchase Taxable Short-Term Obligations or purchase or sell Municipal Bond Index Futures, U.S. Government Securities Futures or options on Futures if thereafter more than 20% of its total assets would consist of such Obligations, cash, margin deposits on such Futures and margin deposits and premiums on options on such Futures, except for defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Hawaiian Obligations. The Trust may also invest in Taxable Short-Term Obligations (within such 20% limit) pending investment in Hawaiian Obligations of the proceeds of the sale of shares or the sale of Hawaiian Obligations. The Trust may enter into repurchase agreements as to Taxable Short-Term Obligations; (see "Repurchase Agreements" below). Income from "Taxable Short-Term Obligations" and repurchase agreements is taxable and therefore is not included in the "exempt-interest" dividends which the Trust will pay.

Repurchase Agreements

     The Trust may purchase securities (limited to Taxable Short-Term Obligations) subject to repurchase agreements. Repurchase agreements may be entered into only with commercial banks or broker-dealers. A repurchase agreement occurs when, at the time the Trust purchases a security, the Trust also resells it to the vendor and must deliver the security (or securities substituted for it) to the vendor on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The Resold Securities will be held by the Trust's custodian bank. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Trust's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Trust's risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. However, in the opinion of the Trust this risk is not material since, upon default, the Resold Securities constitute security for the repurchase obligation. Repurchase agreements can be considered as "loans" collateralized by the Resold Securities (such agreements being defined as "loans" in the 1940 Act). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. Additionally, the Adviser will regularly review the financial strength of all vendors of repurchase agreements to the Trust.

Limitation to 10% as to Certain Investments

     Due to their possible limited liquidity, the Trust cannot make certain investments if thereafter more than 10% of its net assets would consist of such investments. The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons (which the Trust does not expect to own); and (iv) securities for which market quotations are not readily available. However, this 10% limit does not include any investments as to which the Trust can exercise the right to demand payment in full within three days and as to which there is a secondary market. Floating and variable rate demand notes and participation interests (including municipal lease/ purchase obligations) are considered illiquid unless determined by the Board of Trustees to be readily marketable.

Futures Contracts and Options

     Although the Trust does not presently do so and may in fact never do so, it is permitted to buy and sell futures contracts relating to municipal bond indices ("Municipal Bond Index Futures") and to U.S. Government securities ("U.S. Government Securities Futures," together referred to as "Futures"), and exchange-traded options based on Futures as a possible means to protect the asset value of the Trust during periods of changing interest rates. The following discussion is intended to explain briefly the workings of Futures and options on them which would be applicable if the Trust were to use them.

     Unlike when the Trust purchases or sells an Hawaiian Obligation, no price is paid or received by the Trust upon the purchase or sale of a Future. Initially, however, when such transactions are entered into, the Trust will be required to deposit with the futures commission merchant ("broker") an amount of cash or Hawaiian Obligations equal to a varying specified percentage of the contract amount. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying index or security fluctuates making the Future more or less valuable, a process known as marking to market. Insolvency of the broker may make it more difficult to recover initial or variation margin. Changes in variation margin are recorded by the Trust as unrealized gains or losses. Margin deposits do not involve borrowing by the Trust and may not be used to support any other transactions. At any time prior to expiration of the Future, the Trust may elect to close the position by taking an opposite position which will operate to terminate the Trust's position in the Future. A final determination of variation margin is then made. Additional cash is required to be paid by or released to the Trust and it realizes a gain or a loss. Although Futures by their terms call for the actual delivery or acceptance of cash, in most cases the contractual obligation is fulfilled without having to make or take delivery. All transactions in the futures markets are subject to commissions payable by the Trust and are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. Although the Trust intends to buy and sell Futures only on an exchange where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular Future at any particular time. In such event, or in the event of an equipment failure at a clearing house, it may not be possible to close a futures position.

     Municipal Bond Index Futures currently are based on a long-term municipal bond index developed by the Chicago Board of Trade ("CBT") and The Bond Buyer (the "Municipal Bond Index"). Financial Futures contracts based on the Municipal Bond Index began trading on June 11, 1985. The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody's or S&P and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index. The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.

     The Municipal Bond Index Futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin.

     There are at present U.S. Government Securities Futures contracts based on long-term Treasury bonds, Treasury notes, GNMA Certificates and three-month Treasury bills. U.S. Government Securities Futures have traded longer than Municipal Bond Index Futures, and the depth and liquidity available in the trading markets for them are in general greater.

     Call Options on Futures Contracts. The Trust may also purchase and sell exchange-traded call and put options on Futures. The purchase of a call option on a Future is analogous to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the Future upon which it is based, or upon the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. Like the purchase of a futures contract, the Trust may purchase a call option on a Future to hedge against a market advance when the Trust is not fully invested.

     The writing of a call option on a Future constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Future. If the price at expiration of the Future is below the exercise price, the Trust will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Trust's portfolio holdings.

     Put Options on Futures Contracts. The purchase of put options on a Future is analogous to the purchase of protective put options on portfolio securities. The Trust may purchase a put option on a Future to hedge the Trust's portfolio against the risk of rising interest rates.

     The writing of a put option on a Future constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the Future. If the Future price at expiration is higher than the exercise price, the Trust will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Trust intends to purchase.

     The writer of an option on a Future is required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures. Premiums received from the writing of an option will be included in initial margin. The writing of an option on a Future involves risks similar to those relating to Futures.

Risk Factors in Futures Transactions and Options

     One risk in employing Futures or options on Futures to attempt to protect against the price volatility of the Trust's Hawaiian Obligations is that the Adviser could be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place. For example, if the Trust sold a Future in anticipation of an increase in interest rates, and then interest rates went down instead, the Trust would lose money on the sale.

     Another risk as to Futures or options on them arises because of the imperfect correlation between movement in the price of the Future and movements in the prices of the Hawaiian Obligations which are the subject of the hedge. The risk of imperfect correlation increases as the composition of the Trust's portfolio diverges from the municipal bonds included in the applicable index or from the security underlying the U.S. Government Securities Futures. The price of the Future or option may move more than or less than the price of the Hawaiian Obligations being hedged. If the price of the Future or option moves less than the price of the Hawaiian Obligations which are the subject of the hedge, the hedge will not be fully effective but, if the price of the Hawaiian Obligations being hedged has moved in an unfavorable direction, the Trust would be in a better position than if it had not hedged at all. If the price of the Hawaiian Obligations being hedged has moved in a favorable direction, this advantage will be partially offset by the Future or option. If the price of the Future or option has moved more than the price of the Hawaiian Obligations, the Trust will experience either a loss or gain on the Future or option which will not be completely offset by movements in the price of the Hawaiian Obligations which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the Hawaiian Obligations being hedged and movements in the price of the Futures or options, the Trust may buy or sell Futures or options in a greater dollar amount than the dollar amount of the Hawaiian Obligations being hedged if the historical volatility of the prices of the Hawaiian Obligations being hedged is less than the historical volatility of the debt securities underlying the hedge. It is also possible that, where the Trust has sold Futures or options to hedge its portfolio against decline in the market, the market may advance and the value of the Hawaiian Obligations held in the Trust's portfolio may decline. If this occurred the Trust would lose money on the Future or option and also experience a decline in value of its portfolio securities.

     Where Futures or options are purchased to hedge against a possible increase in the price of Hawaiian Obligations before the Trust is able to invest in them in an orderly fashion, it is possible that the market may decline instead; if the Trust then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, the Trust will realize a loss on the Futures or options that is not offset by a reduction in the price of the Hawaiian Obligations which it had anticipated purchasing.

     The particular municipal bonds comprising the index underlying Municipal Bond Index Futures will vary from the bonds held by the Trust. The correlation of the hedge with such bonds may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Trust's investments as compared to those comprising the Index, and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time, as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between U.S. Government Securities Futures and the municipal bonds held by the Trust may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such Futures and the prices of Municipal Bonds held by the Trust may be greater.

     Trading in Municipal Bond Index Futures may be less liquid than that in other Futures. The trading of Futures and options is also subject to certain market risks, such as inadequate trading activity or limits on upward or downward price movements which could at times make it difficult or impossible to liquidate existing positions.

Regulatory Aspects of Futures and Options

     The Trust will, due to requirements under the Investment Company Act of 1940 (the "1940 Act"), deposit in a segregated account Hawaiian Obligations maturing in one year or less or cash, in an amount equal to the fluctuating market value of long Futures or options it has purchased, less any margin deposited on long positions.

     The Trust must operate as to its long and short positions in Futures in conformity with restrictions it has committed to pursuant to a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission ("CFTC") under the Commodity Exchange Act (the "CEA") to be eligible for the exclusion provided by the CFTC Rule from qualifications as a "commodity pool operator" (as defined under the CEA). Under these restrictions the Trust will not, as to any positions, whether long, short or a combination thereof, enter into Futures or options for which the aggregate initial margins and premiums paid for options exceed 5% of the fair market value of its assets. Under the restrictions, the Trust also must, as to its short positions, use Futures and options solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA. As to the Trust's long positions which are used as part of its portfolio strategy and are incidental to its activities in the underlying cash market, the "underlying commodity value" (see below) of its Futures must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other U.S. dollar-denominated high quality short-term money market instruments so set aside, plus any funds deposited as margin;
(ii) cash proceeds from existing investments due in 30 days and
(iii) accrued profits held at the futures commission merchant. (There is described above the segregated account which the Trust must maintain as to its Futures and options activities due to requirements other than those described in this paragraph; the Trust will, as to long positions, be required to abide by the more restrictive of the two requirements.) The "underlying commodity value" of a Future or option is computed by multiplying the size of the Future by the daily settlement price of the Future or option.

     The "sale" of a Future means the acquisition by the Trust of an obligation to deliver an amount of cash equal to a specified dollar amount times the difference between the value of the index or government security at the close of the last trading day of the Future and the price at which the Future is originally struck (which the Trust anticipates will be lower because of a subsequent rise in interest rates and a corresponding decline in the index value). This is referred to as having a "short" Futures position. The "purchase" of a Future means the acquisition by the Trust of a right to take delivery of such an amount of cash. In this case, the Trust anticipates that the closing value will be higher than the price at which the Future is originally struck. This is referred to as having a "long" futures position. No physical delivery of the bonds making up the index or the U.S. government securities, as the case may be, is made as to either a long or a short futures position.

                         TRUST POLICIES

     The Trust has a number of policies concerning what it can and cannot do. Those that are called fundamental policies cannot be changed unless the holders of a "majority" (as defined in the 1940 Act) of the Trust's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a "majority" of the Trust's outstanding shares means the vote of the holders of the lesser of (a) 67% or more of the Trust's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented; or (b) more than 50% of the Trust's outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below:

1. The Trust invests only in certain limited securities.

     The Trust cannot buy any securities other than those listed under "Investment of the Trust's Assets" in the Prospectus and "Investment Strategies and Risks" in the SAI; the Trust may also purchase and sell Futures and options on them within the limits there discussed.

2. The Trust has industry investment requirements.

     The Trust cannot buy the Obligations of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry; Hawaiian Obligations (except for the industrial development bonds discussed below), U.S. Government Securities and domestic bank Obligations are not included in this limit. In applying this restriction, the Trust will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

3. The Trust can make loans only by lending securities or entering into repurchase agreements.

     The Trust can buy those Obligations which it is permitted to buy (see "Investment of the Trust's Assets"); this is investing, not making a loan. The Trust can, to increase its income, lend its portfolio securities up to 10% of the value of its total assets on a collateralized basis to broker-dealers, banks and certain financial institutions, (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Trust may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Trust and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan. Income from securities loans is taxable and therefore it is not included in the "exempt-interest" dividends which the Trust may pay.

  4. The Trust can only borrow in limited amounts for special purposes.

     The Trust can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets and can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. However, this shall not prohibit margin arrangements in connection with the purchase or sale of Municipal Bond Index Futures, U.S. Government Securities Futures or options on them, or the payment of premiums on those options. Interest on borrowings would reduce the Trust's income. The Trust will not purchase any Obligations while it has any outstanding borrowings which exceed 5% of the value of its total assets.

     Except in connection with borrowings, the Trust will not issue senior securities.

5. The Trust invests only in certain limited securities.

     The Trust cannot buy any voting securities, any commodities or commodity contracts other than Municipal Bond Index Futures and U.S. Government Securities Futures, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof other than on Municipal Bond Index Futures or on U.S. Government Securities Futures.

          The Trust cannot purchase or hold the securities of any issuer if, to its knowledge, any Trustee, Director or officer of the Trust or its Adviser individually owns beneficially more than 0.5% of the securities of that issuer and all such Trustees, Directors and officers together own in the aggregate more than 5% of such securities.

     The Trust cannot buy real estate or any non-liquid interests in real estate investment trusts; however, it can buy any securities which it can otherwise buy even though the issuer invests in real estate or has interests in real estate.

6. The Trust does not buy for control.

     The Trust cannot invest for the purpose of exercising control or management of other companies.

7. The Trust does not sell securities it does not own or borrow from brokers to buy securities.

     Thus, it cannot sell short or buy on margin; however, the Trust can make margin deposits in connection with the purchase or sale of Municipal Bond Index Futures, U.S. Government Securities
Futures or options on them, and can pay premiums on these options.

  8. The Trust is not an underwriter.

     The Trust cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, it cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.

Portfolio Turnover

     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average value of such securities during the year, excluding certain short-term securities. Since the turnover rate of the Trust will be affected by a number of factors, the Trust is unable to predict what rate the Trust will have in any particular period or periods, although such rate is not expected to exceed 100%. However, the rate could be substantially higher or lower in any particular period.

                     MANAGEMENT OF THE TRUST

The Board of Trustees

     The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Trust's operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Trust's Distribution Plan and Shareholder Services Plan.

Trustees and Officers

     The Trustees and officers of the Trust, their ages, their affiliations, if any, with the Adviser or the Distributor and their principal occupations during at least the past five years are set forth below. None of the Trustees or officers of the Trust is affiliated with the Adviser. Mr. Herrmann is an interested person of the Trust as that term is defined in the Investment Company Act of 1940 (the "1940 Act") as an officer of the Trust and a director, officer and shareholder of the Distributor. Mr. Philpotts is an interested person of the Trust, as that term is so defined, as a shareholder of the Adviser's corporate parent. They are so designated by an asterisk.

     In the following material Pacific Capital Cash Assets Trust, Cash Reserves Trust, Pacific Capital U.S. Government Securities Cash Asset Trust, Pacific Capital Tax-Free Cash Assets Trust, each of which is a money market fund, are together with Capital Cash Management Trust ("CCMT"), called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust (this Trust), Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund are called the "Aquila Bond Funds"; and Aquila Cascadia Equity Fund and Aquila Rocky Mountain Equity Fund are called the "Aquila Equity Funds."

(1)                           (2)            (3)
Name, Address, Age       Positions(s)   Principal
                         Held with      Occupation(s)
                         Trust          During
                                        Past 5 Years

Lacy B. Herrmann*        Chairman       Founder and Chairman of
380 Madison Avenue       of the         the Board of Aquila
New York, New York       Board of       Management Corporation,
10017,                   Trustees       the sponsoring
Age: 70                                 organization and Manager
                                        or Administrator and/or
                                        Adviser or Sub-Adviser to
                                        the Aquila Money Market
                                        Funds, the Aquila Bond
                                        Funds and the Aquila
                                        Equity Funds, and
                                        Founder, Chairman of the
                                        Board of Trustees and
                                        (currently or until 1998)
                                        President of each since
                                        its establishment,
                                        beginning in 1984; Vice
                                        President and Director,
                                        and formerly Secretary,
                                        of Aquila Distributors,
                                        Inc., distributor of the
                                        above funds, since 1981;
                                        President and a Director
                                        of STCM Management
                                        Company, Inc., sponsor
                                        and sub-adviser to CCMT;
                                        Founder and Chairman of
                                        several other money
                                        market funds; Director or
                                        Trustee of OCC Cash
                                        Reserves, Inc. and Quest
                                        For Value Accumulation
                                        Trust, and Director or
                                        Trustee of Oppenheimer
                                        Quest Value Fund, Inc.,
                                        Oppenheimer Quest Global
                                        Value Fund, Inc. and
                                        Oppenheimer Rochester
                                        Group of Funds, each of
                                        which is an open-end
                                        investment company;
                                        Trustee of Brown
                                        University, 1990-1996 and
                                        currently Trustee
                                        Emeritus; actively
                                        involved for many years
                                        in leadership roles with
                                        university, school and
                                        charitable organizations

Vernon R. Alden          Trustee        Director of Sonesta
20 Park Plaza, Suite 1010               International Hotels
Boston, Massachusetts                   Corporation Boston,
02116                                   Massachusetts and
Age: 76                                 Independent General
                                        Partner of the Merrill
                                        Lynch-Lee Funds; Former
                                        Director of
                                        Colgate-Palmolive
                                        Company, Digital
                                        Equipment Corporation,
                                        Intermet Corporation, The
                                        McGraw Hill and The Mead
                                        Corporation; Chairman of
                                        the Board and Executive
                                        Committee of The Boston
                                        Company, Inc., a
                                        financial services
                                        company, 1969-1978;
                                        Trustee of Tax-Free Trust
                                        of Oregon since 1988, of
                                        Hawaiian Tax-Free Trust
                                        (this Trust), Pacific
                                        Capital Cash Assets
                                        Trust, Pacific Capital
                                        Tax-Free Cash Assets
                                        Trust and Pacific Capital
                                        U.S. Government
                                        Securities Cash Assets
                                        Trust since 1989, of
                                        Cascades Cash Fund,
                                        1989-1994, of
                                        Narragansett Insured
                                        Tax-Free Income Fund
                                        since 1992, and of Aquila
                                        Cascadia Equity Fund
                                        since 1996; Associate
                                        Dean and member of the
                                        faculty of Harvard
                                        University Graduate
                                        School of Business
                                        Administration,
                                        1951-1962; member of the
                                        faculty and Program
                                        Director of Harvard
                                        Business School
                                        -University of Hawaii
                                        Advanced Management
                                        Program, summer of 1959
                                        and 1960; President of
                                        Ohio University,
                                        1962-1969; Chairman of
                                        The Japan Society of
                                        Boston, Inc., and member
                                        of several Japan-related
                                        advisory councils;
                                        Chairman of the
                                        Massachusetts Business
                                        Development Council and
                                        the Massachusetts Foreign
                                        Business Council,
                                        1978-1983; Trustee
                                        Emeritus, Boston Symphony
                                        Orchestra; Chairman of
                                        the Massachusetts Council
                                        on the Arts and
                                        Humanities, 1972-1984;
                                        Member of the Board of
                                        Fellows of Brown
                                        University, 1969-1986;
                                        Trustee of various other
                                        cultural and educational
                                        organizations; Honorary
                                        Consul General of the
                                        Royal Kingdom of
                                        Thailand; Received
                                        Decorations from the
                                        Emperor of Japan (1986)
                                        and the King of Thailand
                                        (1996 and 1997).

Arthur K. Carlson        Trustee        Retired; Advisory
8702 North Via La Serena,               Director of the
Paradise Valley, Arizona                Renaissance Companies
85253                                   (design and construction
Age: 77                                 companies of commercial,
                                        industrial and upscale
                                        residential properties)
                                        since 1996; Senior Vice
                                        President and Manager of
                                        the Trust Division of The
                                        Valley National Bank of
                                        Arizona, 1977-1987;
                                        Trustee of Tax-Free Fund
                                        of Colorado, Hawaiian
                                        Tax-Free Trust (this
                                        Trust), Tax-Free Trust of
                                        Arizona and Pacific
                                        Capital Cash Assets Trust
                                        since 1987, of Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1988 and of
                                        Aquila Rocky Mountain
                                        Equity Fund since 1993;
                                        previously Vice President
                                        of Investment Research at
                                        Citibank, New York City,
                                        and prior to that Vice
                                        President and Director of
                                        Investment Research of
                                        Irving Trust Company, New
                                        York City; past President
                                        of The New York Society
                                        of Security Analysts and
                                        currently a member of the
                                        Phoenix Society of
                                        Financial Analysts;
                                        formerly Director of the
                                        Financial Analysts
                                        Federation; past Chairman
                                        of the Board and past
                                        Director of Mercy
                                        Healthcare of Arizona,
                                        Phoenix, Arizona;
                                        Director of St. Joseph's
                                        Hospital Foundation since
                                        1996 and Director of
                                        Northern Arizona
                                        University Foundation
                                        since 1990, present or
                                        formerly an officer
                                        and/or director of
                                        various other community
                                        and professional
                                        organizations.

William M. Cole           Trustee       President of Cole
852 Ramapo Way,                         International,
Westfield, New Jersey                   Inc., financial and
07090                                   shipping consultants,
Age: 68                                 since 1974; President of
                                        Cole Associates, shopping
                                        center and real estate
                                        developers, 1974-1976;
                                        President of Seatrain
                                        Lines, Inc., 1970-1974;
                                        former General Partner of
                                        Jones & Thompson,
                                        international shipping
                                        brokers; Trustee of
                                        Pacific Capital Cash
                                        Assets Trust since 1984,
                                        of Hawaiian Tax-Free
                                        Trust (this Trust)since
                                        1985, of Tax-Free Fund of
                                        Colorado since 1987 and
                                        of Pacific Capital
                                        Tax-Free Cash Assets
                                        Trust and Pacific Capital
                                        U.S. Government
                                        Securities Cash Assets
                                        Trust since 1988;
                                        Chairman of Cole Group, a
                                        financial consulting and
                                        real estate firm, since
                                        1985.

Thomas W. Courtney       Trustee        President of Courtney
P.O. Box 8186                           Associates, Inc., a
Naples, Florida 33941                   venture capital firm,
Age: 65                                 since 1988; General
                                        Partner of Trivest
                                        Venture Fund, 1983-1988;
                                        President of Federated
                                        Investment Counseling
                                        Inc., 1975-1982;
                                        President of Boston
                                        Company Institutional
                                        Investors, Inc.,
                                        1970-1975; formerly a
                                        Director of the Financial
                                        Analysts Federation;
                                        Trustee of Hawaiian
                                        Tax-Free Trust (this
                                        Trust) and Pacific
                                        Capital Cash Assets Trust
                                        since 1984, of Tax-Free
                                        Trust of Arizona since
                                        1986 and of Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1988; Trustee
                                        of numerous Oppenheimer
                                        Capital and Oppenheimer
                                        Management Funds.

Richard W. Gushman, II   Trustee        President and Chief
700 Bishop Street                       Executive Officer of
Suite 222                               OKOA, INC., a private
Honolulu, Hawaii 96813                  Hawaii corporation
Age: 53                                 involved in real estate;
                                        adviser to RAMPAC, Inc.,
                                        a wholly owned subsidiary
                                        of the Bank of Hawaii,
                                        involved with commercial
                                        real estate finance;
                                        Trustee of Hawaiian
                                        Tax-Free Trust (this
                                        Trust) since 1992 and of
                                        Pacific Capital Cash
                                        Assets Trust, Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1993; Trustee
                                        of Pacific Capital Funds,
                                        which includes bond and
                                        stock funds, since 1993;
                                        Trustee of the University
                                        of Hawaii Foundation and
                                        of Hawaii Pacific
                                        University; Member of the
                                        Boards of Aloha United
                                        Way, Boys and Girls Club
                                        of Honolulu and Oceanic
                                        Cablevision, Inc.

Stanley W. Hong          Trustee        President and Chief
4976 Poola Street                       Executive Officer
Honolulu, Hawaii 96821                  of The Chamber of
Age: 63                                 Commerce of Hawaii since
                                        1996; Business consultant
                                        since 1994; Senior Vice
                                        President of McCormack
                                        Properties, Ltd.,
                                        1993-1994; President and
                                        Chief Executive of the
                                        Hawaii Visitors Bureau,
                                        1984-1993; Vice
                                        President, General
                                        Counsel and Corporate
                                        Secretary at Theo, Davies
                                        & Co., Ltd., a multiple
                                        business company,
                                        1973-1984; formerly
                                        Legislative Assistant to
                                        U.S. Senator Hiram L.
                                        Fong; member of the
                                        Boards of Directors of
                                        several community
                                        organizations; Trustee of
                                        Hawaiian Tax-Free Trust
                                        (this Trust) since 1992
                                        and of Pacific Capital
                                        Cash Assets Trust,
                                        Pacific Capital Tax-Free
                                        Cash Assets Trust and
                                        Pacific Capital U.S.
                                        Government Securities
                                        Cash Assets Trust since
                                        1993; Trustee of Pacific
                                        Capital Funds, which
                                        includes bond and stock
                                        funds, since 1993;
                                        Director of Capital
                                        Investment of Hawaii,
                                        Inc. since 1995 (Real
                                        Estate and Wholesale
                                        Bakery); Director,
                                        Central Pacific Bank
                                        since 1985; Trustee of
                                        Nature Conservancy of
                                        Hawaii since 1990; Regent
                                        of Chaminade University
                                        of Honolulu since 1990.

Theodore T. Mason,       Trustee        Managing Director of
26 Circle Drive,                        EastWind Power
New York 10706                          Partners, Ltd. since
Age: 63                                 1994; Hastings-on-Hudson,
                                        Second Vice President,
                                        Alumni Association, SUNY
                                        Maritime College 1998;
                                        Director for the same
                                        organization, 1997;
                                        Director of Cogeneration
                                        Development of Willamette
                                        Industries, Inc., a
                                        forest products company,
                                        1991-1993; Vice President
                                        of Corporate Development
                                        of Penntech Papers, Inc.,
                                        1978-1991; Vice President
                                        of Capital Projects for
                                        the same company,
                                        1977-1978; Vice Chairman
                                        of the Board of Trustees
                                        of CCMT since 1981;
                                        Trustee and Vice
                                        President, 1976-1981, and
                                        formerly Director of its
                                        predecessor; Director of
                                        STCM Management Company,
                                        Inc.; Vice Chairman of
                                        the Board of Trustees and
                                        Trustee of Prime Cash
                                        Fund (which is inactive)
                                        since 1982; Trustee of
                                        Short Term Asset
                                        Reserves, 1984-1986 and
                                        1989-1996, of Hawaiian
                                        Tax-Free Trust (this
                                        Trust) and Pacific
                                        Capital Cash Assets Trust
                                        since 1984, of Churchill
                                        Cash Reserves Trust since
                                        1985, of Pacific Capital
                                        Tax-Free Cash Assets
                                        Trust and Pacific Capital
                                        U.S. Government
                                        Securities Cash Assets
                                        Trust since 1988 and of
                                        Churchill Tax-Free Fund
                                        of Kentucky since 1992;
                                        Vice President and
                                        Trustee of Oxford Cash
                                        Management Fund,
                                        1983-1989; Vice President
                                        of Trinity Liquid Assets
                                        Trust, 1983-1985;
                                        President and Director of
                                        Ted Mason Venture
                                        Associates, Inc., a
                                        venture capital
                                        consulting firm,
                                        1972-1980; Advisor to the
                                        Commander, U.S. Maritime
                                        Defense Zone Atlantic,
                                        1984-1988; National Vice
                                        President,
                                        Surface/Subsurface,
                                        Naval Reserve
                                        Association, 1985-1987;
                                        National Vice President,
                                        Budget and Finance, for
                                        the same Association,
                                        1983-1985; Commanding
                                        Officer of four Naval
                                        Reserve Units, 1974-1985;
                                        Captain, USNR, 1978-1988.

Russell K. Okata         Trustee        Executive Director,
888 Miliani Street                      Hawaii Government
Suite 601,                              Employees Association
Honolulu, Hawaii                        AFSCME Local
96813-298                               152, AFL-CIO; Trustee
Age: 55                                 of Hawaiian Tax-Free
                                        Trust (this Trust) since
                                        1992 and of Pacific
                                        Capital Cash Assets
                                        Trust, Pacific Capital
                                        Tax-Free Cash Assets
                                        Trust and Pacific Capital
                                        U.S. Government
                                        Securities Cash Assets
                                        Trust since 1993; Trustee
                                        of Pacific Capital Funds,
                                        which includes bond and
                                        stock funds, since 1993;
                                        Chairman of the Royal
                                        State Insurance Group
                                        since 1988; Trustee of
                                        the Blood Bank of Hawaii
                                        since 1975 (Chair
                                        1982-1984); International
                                        Vice President of the
                                        American Federation of
                                        State, Country and
                                        Municipal Employees,
                                        AFL-CIO since 1981;
                                        Director of the
                                        Rehabilitation Hospital
                                        of the Pacific since
                                        1981; Trustee of the
                                        Public Schools of Hawaii
                                        Foundation since 1986;
                                        Member of the Judicial
                                        Council of Hawaii since
                                        1987; and 1997 chair of
                                        the Hawaii Community
                                        Foundation.

Douglas Philpotts*       Trustee        Retired; Director of P.O.
Box 3170                                Financial Plaza of the
Honolulu, Hawaii 96802                  Pacific Hawaiian  Trust
Age: 67                                 Company, Limited
                                        1986-1997; Chairman of
                                        the Board, 1992-1994  and
                                        President,
                                        1986-1992;Director of
                                        Victoria Ward, Limited;
                                        Trustee of Pacific
                                        Capital Cash Assets
                                        Trust, Pacific Capital
                                        Tax-Free Cash Assets
                                        Trust, Pacific Capital
                                        U.S. Government
                                        Securities Cash Assets
                                        Trust and Hawaiian
                                        Tax-Free Trust (this
                                        Trust) since 1992;
                                        Trustee of Pacific
                                        Capital Funds, which
                                        includes bond and stock
                                        funds, since 1993;
                                        Trustee of the Strong
                                        Foundation; present or
                                        former director or
                                        trustee of a number of
                                        civic and charitable
                                        organizations in Hawaii.

Oswald K. Stender        Trustee        Director of Hawaiian
P. O. Box 3466                          Electric Industries,
Honolulu, Hawaii 96801                  Inc., a public utility
Age:67                                  holding company, since
                                        1993; Trustee of the
                                        Bernice Pauahi Bishop
                                        Estate 1990- 1999; Senior
                                        Advisor to the Trustees
                                        of The Estate of James
                                        Campbell, 1987-1989 and
                                        Chief Executive Officer,
                                        1976-1988; Director of
                                        several housing and real
                                        estate associations;
                                        Director, member or
                                        trustee of several
                                        community organizations;
                                        Trustee of Hawaiian
                                        Tax-Free Trust (this
                                        Trust) since 1992 and of
                                        Pacific Capital Cash
                                        Assets Trust, Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1993; Trustee
                                        of Pacific Capital Funds,
                                        which includes bond and
                                        stock funds, since 1993.

Diana P. Herrmann,*      President      President and Chief
380 Madison Avenue                      Operating Officer of the
New York, New York                      Administrator since 1997,
10017                                   a Director since 1984,
Age: 41                                 Secretary since 1986 and
                                        previously its Executive
                                        Vice President, Senior
                                        Vice President or Vice
                                        President, 1986-1997;
                                        President of various
                                        Aquila Bond and
                                        Money-Market Funds since
                                        1998; Assistant Vice
                                        President, Vice
                                        President, Senior Vice
                                        President  or Executive
                                        Vice President of Aquila
                                        Money-Market, Bond and
                                        Equity Funds since 1986;
                                        Trustee of a number of
                                        Aquila Money-Market, Bond
                                        and Equity Funds since
                                        1995; Trustee of Reserve
                                        Money-Market Funds since
                                        1999 and Reserve Private
                                        Equity Series since 1998;
                                        Assistant Vice President
                                        and formerly Loan Officer
                                        of European American
                                        Bank, 1981-1986; daughter
                                        of the Trust's Chairman;
                                        Trustee of the Leopold
                                        Schepp Foundation
                                        (academic scholarships)
                                        since 1995; actively
                                        involved in mutual fund
                                        and trade associations
                                        and in college and other
                                        volunteer organizations.


Sherri Foster       Senior Vice         Senior Vice President of
100 Ridge Road      President           Hawaiian Tax-Free Trust
Suite 1813-15                           (this Trust) since 1993,
Age: 49                                 President, Vice
                                        President,1988-1992 and
                                        Assistant Vice President,
                                        1985-1988; Assistant Vice
                                        President of Pacific
                                        Capital Cash Assets Trust
                                        since 1985 and of Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1988; Vice
                                        President of Aquila
                                        Cascadia Equity Fund
                                        since 1998; Registered
                                        Representative of the
                                        Distributor since 1985;
                                        Realtor-Associate of Tom
                                        Soeten Realty; Sherian
                                        Bender Realty, successor
                                        to John Wilson
                                        Enterprises, 1983-1998;
                                        Executive Secretary of
                                        the Hyatt Regency, Maui,
                                        1981-1983.

Stephen J. Caridi   Vice                Vice President of the
380 Madison Avenue  President           Distributor since 1995,
New York 10017                          Assistant Vice
Age: 38                                 President, 1988-1995,
                                        Marketing Associate,
                                        1986-1988; Vice President
                                        of Hawaiian Tax-Free
                                        Trust (this Trust) since
                                        1998; Senior Vice
                                        President of Narragansett
                                        Insured Tax-Free Income
                                        Fund since 1998, Vice
                                        President since 1996;
                                        Assistant Vice President
                                        of Tax-Free Fund For Utah
                                        since 1993; Mutual Funds
                                        Coordinator of Prudential
                                        Bache Securities,
                                        1984-1986; Account
                                        Representative of Astoria
                                        Federal Savings and Loan
                                        Association, 1979-1984.


Rose F. Marotta          Chief          Chief Financial Officer
380 Madison Avenue,      Financial      of the Aquila Money-
New York, New York       Officer        Market, Bond and Equity
10017                                   Funds since 1991 and
Age: 75                                 Treasurer, 1981-1991;
                                        formerly Treasurer of the
                                        predecessor of CCMT;
                                        Treasurer and Director of
                                        STCM Management Company,
                                        Inc., since 1974;
                                        Treasurer of Trinity
                                        Liquid Assets Trust,
                                        1982-1986 and of Oxford
                                        Cash Management Fund,
                                        1982-1988; Treasurer of
                                        InCap Management
                                        Corporation since 1982,
                                        of the Administrator
                                        since 1984 and of the
                                        Distributor since 1985.


Richard F. West,         Treasurer      Treasurer of the Aquila
380 Madison Avenue,                     Money-Market, Bond
New York, New York 10017                and Equity Funds and
Age: 63                                 of Aquila Distributors,
                                        Inc. since 1992;
                                        Associate Director of
                                        Furman Selz Incorporated,
                                        1991-1992; Vice President
                                        of Scudder, Stevens &
                                        Clark, Inc. and Treasurer
                                        of Scudder Institutional
                                        Funds, 1989-1991; Vice
                                        President of Lazard
                                        Freres Institutional
                                        Funds Group, Treasurer of
                                        Lazard Freres Group of
                                        Investment Companies and
                                        HT Insight Funds, Inc.,
                                        1986-1988; Vice President
                                        of Lehman Management Co.,
                                        Inc. and Assistant
                                        Treasurer of Lehman Money
                                        Market Funds, 1981-1985;
                                        Controller of Seligman
                                        Group of Investment
                                        Companies, 1960-1980.



Edward M. W. Hines,      Secretary      Partner of Hollyer Brady
551 Fifth Avenue,                       Smith Troxell Barrett
New York, New York 10176                Rockett Hines & Mone
Age: 59                                 LLP, attorneys, since
                                        1989 and counsel,
                                        1987-1989; Secretary of
                                        the Aquila Money-Market,
                                        Bond and Equity Funds
                                        since 1982; Secretary of
                                        Trinity Liquid Assets
                                        Trust, 1982-1985 and
                                        Trustee of that Trust,
                                        1985-1986; Secretary of
                                        Oxford Cash Management
                                        Fund, 1982-1988.

John M. Herndon,         Assistant      Assistant Secretary of
380 Madison Avenue,      Secretary      the Aquila Money-Market,
New York, New York                      Bond and Equity Funds
10017                                   since 1995 and Vice
Age: 59                                 President of the Aquila
                                        Money-Market Funds since
                                        1990; Vice President of
                                        the Administrator since
                                        1990; Investment Services
                                        Consultant and Bank
                                        Services Executive of
                                        Wright Investors'
                                        Service, a registered
                                        investment adviser,
                                        1983-1989; Member of the
                                        American Finance
                                        Association, the Western
                                        Finance Association and
                                        the Society of
                                        Quantitative Analysts.


     The Trust does not currently pay fees to any of the Trust's officers or to Trustees affiliated with the Adviser or Administrator. For its fiscal year ended March 31, 1999, the Trust paid a total of $169,327 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Trust to its Trustees.


                                   Compensation        Number of
                                   from all            boards on
               Compensation        funds in the        which the
               from the            Aquilasm            Trustee
Name           Trust               Group               now serves
[S]            [C]                 [C]                 [C]
Vernon R.
Alden           $14,495            $50,188             7

Arthur K.
Carlson         $15,313            $54,795             7

William M.
Cole            $14,902            $42,515             5

Thomas W.
Courtney        $15,585            $47,855             5

Richard W.
Gushman, II     $14,593            $35,058             4

Stanley W.
Hong            $14,063            $36,605             4

Theodore T.
Mason           $14,414            $47,453             8

Russell K.
Okata           $13,617            $34,961             4

Douglas
Philpotts       $12,767            $30,597             4

Oswald K.
Stender         $14,321            $34,500             4

     Certain Trustees are also trustees of the funds in the Pacific Capital Group of Funds for which the Adviser is also investment adviser. During the calendar year 1998, these funds paid the following Trustees the amounts listed: Mr. Gushman, $18,500; Mr. Hong, $18,500; Mr. Okata, $18,500; Mr. Philpotts,
$16,000; and Mr. Stender, $16,000.

     Class A Shares may be purchased without a sales charge by certain the Trust's Trustees and officers. (See "Reduced Sales
Charges for Class A Shares," below.)


                     OWNERSHIP OF SECURITIES

     Of the shares of the Trust outstanding on May 12, 1999, Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer Lake Dr., Jacksonville, FL held of record 7,373,289 Class A Shares (13.4% of the class) and 287,788 Class C Shares (27.9% of the class) and BHC Securities Inc., 2005 Market Street, Philadelphia, PA held of record 4,155,725 Class A Shares (6.6% of the class) and 47,373 Class C Shares (7.6% of the class). On the basis of information received from the holders, the Trust's management believes that all of the shares indicated are held for the benefit of clients. Martha N. Steele, Trustee of the Martha San Nicholas Steele Declaration of Trust, Honolulu, Hawaii held of record 123,951 Class Y Shares (53.1% of the class), James D. McDowell, Haiku, Hawaii held of record 23,471 Class Y Shares (10.1% of the class); and L.T. Miccio and B.A. Annis, Trustees, Honolulu, Hawaii, held of record 17,591 Class Y Shares (7.54% of the class); L.T. Miccio, Trustee, held of record 17,591 Class Y Shares (7.54% of the class); J,S. and L.K. Matsuo, Honolulu, Hawaii held of record 12,884 Class Y Shares (5.5% of the class). The Trust's management is not aware of any other person beneficially owning more than 5% of any class of its outstanding shares as of such date.

Management Ownership

     As of the date of this SAI, all of the Trustees and officers as a group owned less than 1% of its outstanding shares.

             INVESTMENT ADVISORY AND OTHER SERVICES

Information about the Adviser, the Administrator and the Distributor


Management Fees

     During the fiscal years ended March 31, 1999, 1998 and 1997 the Trust incurred Management fees as follows:

          Adviser        Administrator

1999      $912,501       $1,694,655

1998      $921,605       $1,711,563,

1997      $915,693       $1,700,577

     Aquila Distributors, Inc. 380 Madison Avenue, Suite 2300, New York, NY 10017 is the Trust's Distributer. The Distributor currently handles the distribution of the shares of fourteen funds (five money market funds, seven tax-free municipal bond funds and two equity funds), including the Trust. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

        The shares of the Distributor are owned 72% by Mr.
Herrmann and other members of his immediate family, 24% by Diana
P. Herrmann and the balance by an officer of the Distributor.


The Advisory Agreement

     The services of the Adviser are rendered under an Investment Advisory Agreement (the "Advisory Agreement") which provides, subject to the control of the Board of Trustees, for investment supervision and for either keeping the accounting records of the Trust, including the computation of the net asset value per share and the dividends, or, at the Adviser's expense and responsibility, delegating these accounting duties in whole or in part to a company satisfactory to the Trust. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Trust all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Trust and of those Trustees, if any, who are affiliated with the Adviser, provided that if a Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Trust may pay compensation to such Trustee, but at a rate no greater than the rate it pays to its other Trustees. Under the Advisory Agreement, the Trust bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Administration Agreement or by the Trust's Distributor (principal underwriter) are paid by the Trust. The Advisory Agreement lists examples of such expenses borne by the Trust, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Trust and its shares under Federal and State securities laws, interest, taxes and brokerage commissions, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of
0.19 of 1% of such net asset value, provided, however, that for any day that the Trust pays or accrues a fee under the Distribution Plan of the Trust based upon the assets of the Trust, the annual investment advisory fee shall be payable at the annual rate of 0.14 of 1% of such net asset value. Such fees under the Plan commenced July 1, 1992 and since that date the Trust's investment advisory fee has been payable at the annual rate of 0.14 of 1% of such net asset value.

     The Adviser agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income.

     The Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Trust sixty days' written notice, and may be terminated by the Trust at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Trust shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940 Act) of its voting securities at the time outstanding and entitled to vote; it automatically terminates in the event of its assignment (as so defined).

     The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. The Trust agrees to indemnify the Adviser to the full extent permitted under the Trust's Declaration of Trust.

     The Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's Registration Statement under the Securities Act of 1933 and the 1940 Act except for the information supplied by the Adviser for inclusion therein.

     The Advisory Agreement contains the following provisions as to the Trust's portfolio transactions. In connection with its duties to arrange for the purchase and sale of the Trust's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Trust to achieve "best execution", i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Trust to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Trust expects that most transactions will be principal transactions at net prices and that the Trust will incur little or no brokerage costs. The Trust understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked price. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Trust or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, Administrator or principal underwriter as the Trust. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries as well as on market, economic or institutional activities. The Trust recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Trust and/or other accounts of the Adviser, and that research received by such other accounts may or may not be useful to the Trust.

     During the Trust's fiscal years ended March 31, 1999, 1998 and 1997, all of its transactions were principal transactions and no brokerage commissions were paid.

Federal Banking Laws

     The Adviser is a division of the Bank of Hawaii, which is a state-chartered bank. The Adviser has advised the Trust that it is not prohibited under current Federal banking laws from performing the services for the Trust required by the Advisory Agreement. The Adviser recognizes however, that future changes in federal or state statutes and regulations relating to the permissible activities of bank and bank holding companies, including their bank and non-bank subsidiaries, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Adviser from continuing to serve as the investment adviser to the Trust.

The Administration Agreement

     Under an Administration Agreement (the "Administration Agreement"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Trust and pays all compensation of the Trust's Trustees, officers and employees who are affiliated persons of the Administrator.

     Under the Administration Agreement, subject to the control of the Trust's Board of Trustees, the Administrator provides all administrative services to the Trust other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include, but are not limited to, maintaining books and records (other than accounting books and records) of the Trust, and overseeing all relationships between the Trust and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Trust and for the sale, servicing, or redemption of the Trust's shares. See the Additional Statement for a further description of functions listed in the Administration Agreement as part of such duties.

     Under the Administration Agreement, the Trust pays the Administrator, and the Administrator accepts as full compensation for all services rendered thereunder, a fee payable monthly and computed on the net asset value of the Trust at the end of each business day at the annual rate of 0.36 of 1% of such net asset value, provided, however, that for any day that the Trust pays or accrues a fee under the Distribution Plan of the Trust based upon the assets of the Trust, the annual administration fee will be payable at the annual rate of 0.26 of 1% of such net asset value. Such fees under the Distribution Plan commenced July 1, 1992 and since that date the Trust's administration fee is payable at the rate of 0.26 of 1% of such net asset value. The Administrator agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income.

     The Administrator also provides all administrative services to the Trust; as part of such duties, the Administrator (i) provides office space, personnel, facilities, and equipment for the performance of the following functions and for the maintenance of the Trust's headquarters; (ii) oversees all relationships between the Trust and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation, subject to the approval of the Trust's Board of Trustees, of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation and for the sale, servicing, or redemption of the Trust's shares; (iii) provides to the Adviser and to the Trust statistical and other factual information and advice regarding economic factors and trends, but does not generally furnish advice or make recommendations regarding the purchase or sale of securities;
(iv) maintains the Trust's books and records (other than accounting books and records), and prepares (or assists counsel and auditors in the preparation of) all required proxy statements, reports to shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversees the Trust's insurance relationships; (v) prepares, on the Trust's behalf and at its expense, such applications and reports as may be necessary to register or maintain the Trust's registration or that of its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time; and (vi) responds to any inquiries or other communications from shareholders and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Trust's shareholder servicing and transfer agent or distributor, oversees such shareholder servicing and transfer agent's or distributor's response thereto. Since the Trust pays its own legal and audit expenses, to the extent that the Trust's counsel and accountants prepare or assist in the preparation of prospectuses, proxy statements and reports to shareholders, the costs of such preparation or assistance are paid by the Trust.

     The Administration Agreement may be terminated at any time without penalty by the Administrator upon sixty days' written notice to the Trust and the Adviser; it may be terminated by the Trust at any time without penalty upon giving the Administrator sixty days' written notice, provided that such termination by the Trust shall be directed or approved by a vote of a majority of the Trustees in office at the time, including a majority of the Trustees who are not interested persons of the Trust. In either case the notice provision may be waived.

     The Administration Agreement provides that the Administrator shall not be liable for any error in judgement or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Administrator in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Administration Agreement. The Trust agrees to indemnify the Administrator to the full extent permitted by the Declaration of Trust.

Underwriting Commissions

     During the fiscal years ended March 31, 1999, 1998 and 1997 the aggregate dollar amount of sales charges on sales of shares in the Trust was $917,448, $976,867, and $980,636 respectively, and the amount retained by the Distributor was $92,410, $100,914, and $81,561 respectively.

     In connection with sales of Class A Shares, the Distributor pays a portion of the sales charge on such shares to dealers in the form of discounts and to brokers in the form of agency commissions (together, "Commissions"), in amounts that vary with the size of the sales charge as follows:

     Sales Charge as
     Percentage               Commissions
     of Public                as Percentage
     Offering                 of Offering
     Price                    Price

     4.00%                    3.00%
     3.75%                    3.00%
     3.50%                    2.75%
     3.25%                    2.75%
     3.00%                    2.50%
     2.50%                    2.25%

Distribution Plan

     The Trust's Distribution Plan has four parts, relating respectively to distribution payments with respect to Class A Shares (Part I), to distribution payments relating to Class C Shares (Part II), to distribution payments relating to Class I Shares (Part III) and to certain defensive provisions (Part IV).

Provisions Relating to Class A Shares  (Part I)

     At the date of the SAI, most of the outstanding shares of the Trust would be considered Qualified Holdings of various broker-dealers unaffiliated with the Adviser, Administrator or Distributor. The Distributor will consider shares which are not Qualified Holdings of such unrelated broker-dealers to be Qualified Holdings of the Distributor and will authorize Permitted Payments to the Distributor with respect to such shares whenever Permitted Payments are being made under the Plan.

     Part I of the Plan applies only to the Front-Payment Class
Shares ("Class A Shares") of the Trust (regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part I of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Trust, with which the Trust or the Distributor has entered into written agreements in connection with Part I ("Class A Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Trust's Front-Payment Class Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Front-Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

        Subject to the direction and control of the Trust's Board of Trustees, the Trust may make payments ("Class A Permitted Payments") to Qualified Recipients, which Class A Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.20 of 1% of the average annual net assets of the Trust represented by the Front-Payment Class Shares. Such payments shall be made only out of the Trust's assets allocable to the Front-Payment Class Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and
(iii) as to the amount of Class A Permitted Payments, if any, to each Qualified Recipient provided that the total Class A Permitted Payments to all Qualified Recipients do not exceed the amount set forth above.

     The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) as to the amount of Class A Permitted Payments, if any, to each Qualified Recipient provided that the total Class A Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Front-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Trust may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Trust, proxy statements, annual reports, updating prospectuses and other communications from the Trust to its shareholders; receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and providing such other related services as the Distributor or a shareholder may request from time to time; and
(c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part I is in effect, the Trust's Distributor shall report at least quarterly to the Trust's Trustees in writing for their review on the following matters: (i) all Class A Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Trust to the Adviser, Administrator or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Trust, Adviser, Administrator or Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Trust an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part I originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part I of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Front-Payment Class Shares class (or of any predecessor class or category of shares, whether or not designated as a class) and a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Level- Payment Class Shares and/or of any other class whose shares are convertible into Front-Payment Class Shares.
Part I has continued, and will, unless terminated as hereinafter provided, continue in effect, until the April 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Trust's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part I may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Trust to which Part I applies. Part I may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part I as set forth in
(ii) above, and all amendments must be approved in the manner set forth in (i) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Trust, the Class A Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Trust, the Class A Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Trust's Distribution Plan in effect prior to April 1, 1996 or
(ii) Class A Plan Agreements entered into thereafter.

Provisions relating to Class C Shares (Part II)

     Part II of the Plan applies only to the Level-Payment Shares
Class ("Class C Shares") of the Trust (regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part II of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Trust, with which the Trust or the Distributor has entered into written agreements in connection with Part II ("Class C Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Trust's Level- Payment Class Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Level- Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Trust's Board of Trustees, the Trust may make payments ("Class C Permitted Payments") to Qualified Recipients, which Class C Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.75 of 1% of the average annual net assets of the Trust represented by the Level- Payment Class Shares. Such payments shall be made only out of the Trust's assets allocable to the Level-Payment Class Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and
(iii) the amount of Class C Permitted Payments, if any, to each Qualified Recipient provided that the total Class C Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Trust may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Trust, proxy statements, annual reports, updating prospectuses and other communications from the Trust to its shareholders; receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part II is in effect, the Trust's Distributor shall report at least quarterly to the Trust's Trustees in writing for their review on the following matters: (i) all Class C Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Trust to the Adviser, Administrator or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Trust, Adviser, Administrator or Distributor such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Trust an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part II originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part II of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Level- Payment Class Shares. Part II has continued, and will, unless terminated as therein provided, continue in effect, until the April 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Trust's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part II may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Trust to which Part II applies. Part II may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part II as set forth in
(ii) above, and all amendments must be approved in the manner set forth in (i) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Trust, the Class C Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Trust, the Class C Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Trust's Distribution Plan in effect prior to April 1, 1996 or
(ii) Class C Plan Agreements entered into thereafter.

Provisions relating to Class I Shares (Part III)

     Part III of the Plan applies only to the Financial
Intermediary Class Shares ("Class I Shares") of the Trust
(regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part III of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Trust, with which the Trust or the Distributor has entered into written agreements in connection with Part III ("Class I Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Trust's Class I Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Class I Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Trust's Board of Trustees, the Trust may make payments ("Class I Permitted Payments") to Qualified Recipients, which Class I Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), at a rate fixed for time to time by the Board of Trustees, initially 0.10 of 1% of the average annual net assets of the Trust represented by the Class I Shares, but not more than
0.25 of 1% of such assets. Such payments shall be made only out of the Trust's assets allocable to Class I Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) the amount of Class I Permitted Payments, if any, to each Qualified Recipient provided that the total Class I Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient;
(b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Class I Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Trust may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Trust, proxy statements, annual reports, updating prospectuses and other communications from the Trust to its shareholders; receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and providing such other related services as the Distributor or a shareholder may request from time to time; and
(c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part III is in effect, the Trust's Distributor shall report at least quarterly to the Trust's Trustees in writing for their review on the following matters: (i) all Class I Permitted Payments made under Section 15 of the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Trust to the Adviser, Administrator or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the Act, of the Trust, Adviser, Administrator or Distributor such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Trust an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part III originally went into effect when it was approved
(i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part III of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Class I Shares Class. Part III has continued, and will, unless terminated as thereinafter provided, continue in effect, until the April 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Trust's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part III may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Trust to which Part III applies. Part III may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part III as set forth in
(ii) above, and all amendments must be approved in the manner set forth in (i) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Trust, the Class I Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Trust, the Class I Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Trust's Distribution Plan in effect prior to April 1, 1996 or
(ii) Class I Plan Agreements entered into thereafter.

Defensive Provisions (Part IV)

     Another part of the Plan (Part IV) states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Trust within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Trust or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Trust's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Trust and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Trust's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

     The Plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

     The Plan defines as the Trust's Independent Trustees those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The Plan, unless terminated as therein provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Trust's Board of Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Trust. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be approved in the manner set forth above as to continuance of the Plan.

     The Plan and each Part of it shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended. Specifically, but without limitation, the provisions of Part IV shall be deemed to be severable, within the meaning of and to the extent required by Rule 18f-3, with respect to each outstanding class of shares of the Trust.

Payments Under the Plan

     During the fiscal years ended March 31, 1999, 1998 and 1997 payments were made only under Part I and Part II of the Plan. All payments were to Qualified Recipients and were made were for compensation. During those periods, no payments were made under
Part III or Part IV of the Plan.


Payments under the Plan

     Payments under the Plan commenced as of July 1, 1992 with respect to shares currently designated as Class A Shares.

     During the fiscal years ended March 31, 1999, 1998 and 1997, $1,282,269, $1,304,887 and $1,304,201, respectively, were paid under Part I of the Plan to Qualified Recipients. Of those amounts, $70,253, $72,446 and $76,168, respectively, were paid to the Distributor. All of such payments were for compensation.

     During the Trust's fiscal years ended March 31, 1999, 1998 and 1997, $63,590, $43,743 and $14,765, respectively, were paid to Qualified Recipients under Part II of the Plan with respect to the Trust's Class C Shares, of which $24,017, $38,109 and $14,765, respectively, was retained by the Distributor. All of such payments were for compensation. Payments with respect to Class C Shares during the first year after purchase are paid to the Distributor and thereafter to other Qualified Recipients.

Shareholder Services Plan

     The Trust has adopted a Shareholder Services Plan (the "Services Plan") to provide for the payment with respect to Class C Shares and Class I Shares of the Trust of "Service Fees" within the meaning of the Rules of Fair Practice of the National Association of Securities Dealers, Inc. The Services Plan applies only to the Class C Shares and Class I Shares of the Trust (regardless of whether such class is so designated or is redesignated by some other name).

Provisions for Level-Payment Class Shares (Part I)

     As used in Part I of the Services Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Trust, who have, pursuant to written agreements with the Trust or the Distributor, agreed to provide personal services to shareholders of Level-Payment Class Shares and/or maintenance of Level-Payment Class Shares shareholder accounts. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Level-Payment Class Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Administrator" shall mean Aquila Management Corporation or any successor serving as sub-adviser or administrator of the Trust.

     Subject to the direction and control of the Trust's Board of Trustees, the Trust may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Trust represented by the Level-Payment Class Shares. Such payments shall be made only out of the Trust's assets allocable to the Level-Payment Class Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Trust may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. Service Fees with respect to Class C Shares will be paid to the Distributor. During the fiscal years ended March 31, 1999, 1998 and 1997, $21,196, $14,581 and $4,922,
respectively, was paid to the Distributor.

Provisions for Financial Intermediary Class Shares (Part II)

     As used in Part II of the Services Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Trust, who have, pursuant to written agreements with the Trust or the Distributor, agreed to provide personal services to shareholders of Financial Intermediary Class Shares, maintenance of Financial Intermediary Class Shares shareholder accounts and/or pursuant to specific agreements entering confirmed purchase orders on behalf of customers or clients. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Financial Intermediary Class Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Administrator" shall mean Aquila Management Corporation or any successor serving as sub-adviser or administrator of the Trust.

     Subject to the direction and control of the Trust's Board of Trustees, the Trust may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Trust represented by the Financial Intermediary Class Shares. Such payments shall be made only out of the Trust's assets allocable to the Financial Intermediary Class Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Financial Intermediary Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Trust may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. No Class I Shares were outstanding during the year ended December 31, 1998.

General Provisions

     While the Services Plan is in effect, the Trust's Distributor shall report at least quarterly to the Trust's Trustees in writing for their review on the following matters:
(i) all Service Fees paid under the Services Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Trust to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the 1940 Act, of the Trust, Adviser, Administrator or Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Trust an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     The Services Plan has been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Trust and had no direct or indirect financial interest in the operation of the Services Plan or in any agreements related to the Services Plan (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Services Plan. It will continue in effect for a period of more than one year from its original effective date only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

     The Services Plan shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended.

     While the Services Plan is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, shall be committed to the discretion of such disinterested Trustees. Nothing therein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Transfer Agent, Custodian and Auditors

     The Trust's Shareholder Servicing Agent (transfer agent) is
PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

     The Trust's Custodian, Bank One Trust Company, N.A., 100
East Broad Street, Columbus, Ohio 43271, is responsible for holding the Trust's assets.

     The Trust's auditors, KPMG LLP, 345 Park Avenue, New York,
New York, 10154, perform an annual audit of the Trust's financial statements.

            BROKERAGE ALLOCATION AND OTHER PRACTICES

     During the fiscal years ended March 31, 1999, 1998 and 1997, all of the Trust's transactions were principal transactions and no brokerage commissions were paid. Brokerage allocation and other practices relating to purchases and sales of the Trust's securities are set forth in the description of the Advisory Agreement. In connection with its duties to arrange for the purchase and sale of the Trust's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Trust to achieve "best execution", i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Trust to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Trust expects that most transactions will be principal transactions at net prices and that the Trust will incur little or no brokerage costs. The Trust understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked price. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Trust or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, Administrator or principal underwriter as the Trust. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries as well as on market, economic or institutional activities. The Trust recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Trust and/or other accounts of the Adviser, and that research received by such other accounts may or may not be useful to the Trust.

                          CAPITAL STOCK

     The Trust has four classes of shares.

     * Front-Payment Class Shares ("Class A Shares") are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 4.0% of the public offering price, with lower rates for larger purchases. Class A Shares are subject to an asset retention service fee under the Trust's Distribution Plan at the rate of 0.20 of 1% of the average annual net assets represented by the Class A Shares.

     * Level-Payment Class Shares ("Class C Shares") are offered to anyone at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares. Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge ("CDSC"); this charge is 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. For purposes of applying the CDSC and determining the time of conversion, the 12-month and six-year holding periods are considered modified by up to one month depending upon when during a month your purchase of such shares is made.

     Institutional Class Shares ("Class Y Shares") are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee.

     Financial Intermediary Class Shares ("Class I Shares") are offered and sold only through financial intermediaries with which Aquila Distributors, Inc. has entered into sales agreements, and are not offered directly to retail customers. Class I Shares are offered at net asset value with no sales charge and no redemption fee or contingent deferred sales charge, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution fee of up to 0.25 of 1% of average annual net assets allocable to Class I Shares, currently 0.10 of 1% of such net assets, and a services fee of 0.25 of 1% of such assets.

     The Trust's four classes of shares differ in their different sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All four classes represent interests in the same portfolio of Hawaiian Obligations and have the same rights, except that each class bears the separate expenses, if any, of its participation in the Distribution Plan and Shareholder Services Plan and has exclusive voting rights with respect to such participation.

     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment, whether or not affecting the rights of the shareholders, may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust, except that the Trust's Board of Trustees may change the name of the Trust.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share of its class; shares of the respective classes represent proportionate interests in the Trust in accordance with their respective net asset values. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Trust's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth in the next paragraph; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust such as the Trust, may, under certain circumstances, be held personally liable as partners for the obligations of the trust. For shareholder protection, however, an express disclaimer of shareholder liability for acts or obligations of the Trust is contained in the Declaration of Trust, which requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust itself would be unable to meet its obligations. In the event the Trust had two or more Series, and if any such Series were to be unable to meet the obligations attributable to it (which, as is the case with the Trust, is relatively remote), the other Series would be subject to such obligations, with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

           PURCHASE, REDEMPTION, AND PRICING OF SHARES

     In addition to information about purchase, redemption and pricing of shares set forth in the Prospectus, the Trust provides additional services and information.

Sales Charges for Purchases of $1 Million or More of Class A
Shares

     You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are Class
A Shares issued under the following circumstances:

          (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

          (ii) all Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million:

     See "Special Dealer Arrangements" for other circumstances under which Class A Shares are considered CDSC Class A Shares. CDSC Class A Shares do not include: (i)Class A Shares purchased without a sales charge as described under "General" below and
(ii)Class A Shares purchased in transactions of less than $1 million when certain special dealer arrangements are not in effect under "Certain Investment Companies" set forth under "Reduced Sales Charges," below.

Broker/Dealer Compensation - Class A Shares

     Upon notice to all selected dealers, the Distributor may distribute up to the full amount of the applicable sales charge to broker/dealers. Under the Securities Act of 1933, broker/dealers may be deemed to be underwriters during periods when they receive all, or substantially all, of the sales charge.

Redemption of CDSC Class A Shares

     If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

     You will pay 1% of the Redemption Value if you redeem within the first two years after purchase, and 0.50 of 1% of the Redemption Value if you redeem within the third or fourth year.

     This charge is based on the "Redemption Value" of your shares which is the lesser of: (i) the net asset value when you purchased the CDSC Class A Shares you are redeeming; or (ii) the net asset value at the time of your redemption.

     This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent (see "Reduced Sales Charges for Certain Purchases of Class A Shares"). This special charge will not apply to shares acquired through the reinvestment of dividends or distributions on CDSC Class A Shares or to CDSC Class A Shares held for longer than four years. When redeeming shares, the Agent will redeem the CDSC Class A Shares held the longest, unless otherwise instructed. If you own both CDSC and non-CDSC Class A Shares, the latter will be redeemed first.

     The Trust will treat all CDSC Class A Shares purchases made during a calendar month as if they were made on the first business day of that month at the average cost of all purchases made during that month. Therefore, the four-year holding period will end on the first business day of the 48th calendar month after the date of those purchases. Accordingly, the holding period may, in fact, be one month less than the full 48 depending on when your actual purchase was made. If you exchange your CDSC Class A Shares for shares of an Aquila money-market fund (see "Exchange Privilege" in the Additional Statement), running of the 48-month holding period for those exchanged shares will be suspended.

Broker/Dealer Compensation - CDSC Class A Shares

The Distributor currently intends to pay any dealer executing a purchase of CDSC Class A Shares as follows:

Amount of Purchase                      Amount Distributed
                                        to
               Broker/Dealer as a %
                                        of Purchase Price

$1 millon but less than $2.5 million              1%

$2.5 million but less than $5 million        0.50 of 1%

$5 million or more                           0.25 of 1%


Reduced Sales Charges for Certain Purchases of Class A Shares

     Right of Accumulation

     "Single Purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A Shares. A reduced sales charge applies if the cumulative value (based on purchase cost or current net asset value, whichever is higher) of Class A Shares previously purchased with a sales charge, together with Class A Shares of your subsequent purchase, also with a sales charge, amounts to $25,000 or more.

     Letters of Intent

     "Single Purchasers" may also qualify for reduced sales charges, in accordance with the above schedule, after a written Letter of Intent (included in the Application) is received by the Distributor. The Letter of Intent confirms that you intend to purchase, within a thirteen month period, Class A Shares of the Trust through a single selected dealer or the Distributor. Class A Shares of the Trust which you previously purchased within 90 days prior to the Distributor's receipt of your Letter of Intent and which you still own may also be included in determining the applicable reduction. For more information, including escrow provisions, see Letter of Intent provisions of the Application.

     General

     Class A Shares may be purchased without a sales charge by:

     *    the Trust's Trustees and officers,
     * the directors, officers and certain employees, retired employees and representatives of the Adviser, Administrator, Distributor and their parents and/or affiliates,
     * selected dealers and brokers and their officers and employees,
     * certain persons connected with firms providing legal, advertising or public relations assistance,
     * certain family members of, and plans for the benefit of, the foregoing,
     * and plans for the benefit of trust or similar clients of banking institutions over which these institutions have full investment authority, if the Distributor has an agreement relating to such purchases.

      Except for the last category, purchasers must give written assurance that the purchase is for investment and that the Class A Shares will not be resold except through redemption. Since there may be tax consequences of these purchases, your tax advisor should be consulted.

      Class A Shares may also be issued without a sales charge in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Trust is a party.

     The Trust permits the sale of its Class A Shares at prices that reflect the reduction or elimination of the sales charge to investors who are members of certain qualified groups.

     A qualified group is a group or association, or a category of purchasers who are represented by a fiduciary, professional or other representative (other than a registered broker-dealer), which

     (i) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares;

     (ii) gives its endorsement or authorization (if it is a group or association) to an investment program to facilitate solicitation of its membership by a broker or dealer; and

   (iii) complies with the conditions of purchase that make up an agreement between the Trust and the group, representative or broker or dealer.

     At the time of purchase, the Distributor must receive information sufficient to permit verification that the purchase qualifies for a reduced sales charge, either directly or through a broker or dealer.

     Certain Investment Companies

          Class A Shares of the Trust may be purchased without sales charge from proceeds of a redemption, made within 120 days prior to such purchase, of shares of an investment company (not a member of the Aquilasm Group of Funds) on which a sales charge, including a contingent deferred sales charge, has been paid. Additional information is available from the Distributor.

     To qualify, follow these special procedures:

     1. Send a completed Application (included with the Prospectus) and payment for the shares to be purchased directly to the Distributor, Aquila Distributors, Inc.,
          380 Madison Avenue, Suite 2300, New York, NY
          10017-2513. Do not send this material to the address indicated on the Application.

     2. Your completed Application must be accompanied by evidence satisfactory to the Distributor that you, as the prospective shareholder, have made a Qualified Redemption in an amount at least equal to the net asset value of the Class A Shares to be purchased.

          Satisfactory evidence includes a confirmation of the date and the amount of the redemption from the investment company, its transfer agent or the investor's broker or dealer, or a copy of the investor's account statement with the investment company reflecting the redemption transaction.

     3.   Complete and return to the Distributor a Transfer
          Request Form, which is available from the Distributor.

     The Trust reserves the right to alter or terminate this privilege at any time without notice. The Prospectus will be supplemented to reflect such alteration or termination.

Special Dealer Arrangements

   During certain periods determined by the Distributor, the Distributor (not the Trust) will pay to any dealer effecting a purchase of Class A shares of the Trust using the proceeds of a qualified redemption of an investment company (that is not a member of the Aquilasm Group of Funds), up to 1% of the proceeds. The shareholder, however, shall not be subject to any sales charge. These arrangements will be in effect through May 31, 2000 unless extended or earlier terminated by a supplement of the Prospectus.

   Dealer payments shall be made in up to 4 payments of 0.25 of 1% of the proceeds over a 4 year period. The first payment will be made subsequent to receipt of the proper documentation detailed above. Future payments, over the remaining years, will be made at the end of the quarter of the anniversary month that the purchase of Class A Shares took place, provided that any part of the investment remains in the Trust during the entire time period. No payments will be made with respect to any shares redeemed during the four-year period.

Additional Compensation for Broker/Dealers

     The Distributor may compensate broker/dealers, above the normal sales commissions, in connection with sales of any class of shares. However, broker/dealers may receive levels of compensation which differ as between classes of share sold.

     The Distributor, not the Trust, will pay these additional expenses. Therefore, the price you pay for shares and the amount that the Trust receives from your payment will not be affected.

     Additional compensation may include full or partial payment for:

     *    advertising of the Trust's shares;
     * payment of travel expenses, including lodging, for attendance at sales seminars by qualifying registered representatives; and/or
     * other prizes or financial assistance to broker/dealers conducting their own seminars or conferences.

     Such compensation may be limited to broker/dealers whose representatives have sold or are expected to sell significant amounts of the Trust's shares. However, broker/dealers may not use sales of the Trust's shares to qualify for additional compensation to the extent such may be prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc.

     The cost to the Distributor of such promotional activities and such payments to participating dealers will not exceed the amount of the sales charges in respect of sales of all classes of shares of the Trust effected through such participating dealers, whether retained by the Distributor or reallowed to participating dealers. Any of the foregoing payments to be made by the Distributor may be made instead by the Administrator out of its own funds, directly or through the Distributor.

Automatic Withdrawal Plan

     You may establish an Automatic Withdrawal Plan if you own or purchase Class A Shares or Class Y Shares of the Trust having a net asset value of at least $5,000. The Automatic Withdrawal Plan is not available for Class C Shares or Class I Shares.

     Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of Class A Shares to make payments under the Automatic Withdrawal Plan will give rise to a gain or loss for tax purposes. (See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus.)

     Purchases of additional Class A Shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, you may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount at least equal to three times the annual withdrawal or $5,000, whichever is less.

Share Certificates

     You may obtain Share certificates for full Class A Shares only if you make a written request to the Agent. All share certificates previously issued by the Trust represent Class A Shares. If you lose the certificates, you may incur delay and expense when redeeming shares or having the certificates reissued.

     Share certificates will not be issued:

     *    for fractional Class A Shares;
     * if you have selected Automatic Investment or Telephone Investment for Class A Shares.
     * if you have selected Expedited Redemption. However, if you specifically request, Class A Share certificates will be issued with a concurrent automatic suspension of Expedited Redemption on your account.

     Share certificates will not be issued for Class C Shares, Class Y Shares or Class I Shares.

Reinvestment privilege

     If you reinvest proceeds of redemption within 120 days of a redemption you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

     The Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment. The Class C or CDSC Class A Shares purchased upon reinvestment will be deemed to have been outstanding from the date of your original purchase of the redeemed shares, less the period from redemption to reinvestment.

     Reinvestment will not alter the tax consequences of your original redemption.

Exchange Privilege

     There is an exchange privilege as set forth below among this Trust, certain tax-free municipal bond funds and equity funds (together with the Trust, the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Manager or Administrator and Distributor as the Fund. All exchanges are subject to certain conditions described below. As of the date of the SAI, the Aquila-sponsored Bond or Equity Funds are this Trust, Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares) and Cash Reserves Trust.

     Generally, you can exchange shares of a given class of a Bond or Equity Fund including the Trust for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund. Similar exchangability is available to Class I Shares to the extent that other Aquila-sponsored funds are made available to its customers by a financial intermediary. All exchanges of Class I Shares must be made through your financial intermediary.

     The following important information should be noted:

     (1) CDSCs Upon Redemptions of Shares Acquired Through Exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

     If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

     (2) Extension of Holding Periods by Owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

     (3) Originally Purchased Money-Market Fund Shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a CDSC if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

     This Trust, as well as the Money-Market Funds and other Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (iii) the ownership of the accounts from which and to which the exchange is made are identical.

     The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange telephone:

                     800-228-4228 toll free

     Note: The Trust, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     Exchanges will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Agent of your exchange request. The exchange prices will be the respective net asset values of the shares, unless a sales charge is to be deducted in connection with an exchange of shares, in which case the exchange price of shares of a Bond or Equity Fund will be their public offering price. Prices for exchanges are determined in the same manner as for purchases of the Trust's shares. (See "How to Invest in the Trust.")

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period
(see "Tax Effects of Redemptions"); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market Fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust (which invests in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond fund or a tax-free money-market fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

Conversion of Class C Shares

     Conversion of Class C Shares into Class A Shares will be effected at relative net asset values on the first business day of the month following that in which the sixth anniversary of your purchase of the Class C Shares occurred, except as noted below. Accordingly, the holding period applicable to your Class C Shares may be up to one month more than the six years depending upon when your actual purchase was made during a month. Because the per share value of Class A Shares may be higher than that of Class C Shares at the time of conversion, you may receive fewer Class A Shares than the number of Class C Shares converted. If you have made one or more exchanges of Class C Shares among the Aquila-sponsored Bond Funds or Equity Funds under the Exchange Privilege, the six-year holding period is deemed to have begun on the date you purchased your original Class C Shares of the Fond or of another of the Aquila bond or equity funds. The six-year holding period will be suspended by one month for each period of thirty days during which you hold shares of a Money Market Fund you have received in exchange for Class C Shares under the Exchange Privilege.

"Transfer on Death" Registration (Not Available for Class I
Shares)

     Each of the funds in the Aquilasm Group of Funds now permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons (to a maximum of three) that you specify as beneficiaries. To register shares of the Trust in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with the Trust; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with the Trust that is otherwise acceptable but, for whatever reason, neither the Trust nor the Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Trust reserves the right not to honor your TOD designation, in which case your account will become part of your estate.

         You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Trust may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Trust reserves the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

Computation of Net Asset Value

     The net asset value of the shares of each of the Trust's classes is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open, by dividing the value of the Trust's net assets allocable to each class by the total number of its shares of such class then outstanding. Securities having a remaining maturity of less than sixty days when purchased and securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. All other portfolio securities are valued at the mean between bid and asked quotations which, for Hawaiian Obligations, may be obtained from a reputable pricing service or from one or more broker-dealers dealing in Hawaiian Obligations, either of which may, in turn, obtain quotations from broker-dealers or banks which deal in specific issues. However, since Hawaiian Obligations are ordinarily purchased and sold on a "yield" basis by banks or dealers which act for their own account and do not ordinarily make continuous offerings, quotations obtained from such sources may be subject to greater fluctuations than is warranted by prevailing market conditions. Accordingly, some or all of the Hawaiian Obligations in the Trust's portfolio may be priced, with the approval of the Trust's Board of Trustees, by differential comparisons to the market in other municipal bonds under methods which include consideration of the current market value of tax-free debt instruments having varying characteristics of quality, yield and maturity. Any securities or assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. In the case of Hawaiian Obligations, such procedures may include "matrix" comparisons to the prices for other tax-free debt instruments on the basis of the comparability of their quality, yield, maturity and other special factors, if any, involved. With the approval of the Trust's Board of Trustees, the Adviser may at its own expense and without reimbursement from the Trust employ a pricing service, bank or broker-dealer experienced in such matters to perform any of the above described functions.

     As indicated above, the net asset value per share of the Trust's shares will be determined on each day that the New York Stock Exchange is open. That Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

Reasons for Differences in Public Offering Price

     As described herein and in the Prospectus, there are a number of instances in which the Trust's Class A Shares are sold or issued on a basis other than the maximum public offering price, that is, the net asset value plus the highest sales charge. Some of these relate to lower or eliminated sales charges for larger purchases, whether made at one time or over a period of time as under a Letter of Intent or right of accumulation. (See the table of sales charges in the Prospectus.) The reasons for these quantity discounts are, in general, that (i) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts; and (ii) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons ("single purchasers") for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     The reasons for the other instances in which there are reduced or eliminated sales charges for Class A Shares are as follows. Exchanges at net asset value are permitted because a sales charge has already been paid on the shares exchanged. Sales without sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and/or since such sales may encourage incentive, responsibility and interest and an identification with the aims and policies of the Trust. Limited reinvestments of redemptions of Class A Shares and Class C Shares at no sales charge are permitted to attempt to protect against mistaken or incompletely informed redemption decisions. Shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted in the 1940 Act from the otherwise applicable restrictions as to what sales charge must be imposed. In no case in which there is a reduced or eliminated sales charge are the interests of existing shareholders adversely affected since, in each case, the Trust receives the net asset value per share of all shares sold or issued.

Limitation of Redemptions in Kind

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Trust during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Trust will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                   ADDITIONAL TAX INFORMATION

Certain Exchanges

     If you incur a sales commission on a purchase of shares of one mutual fund (the original fund) and then sell such shares or exchange them for shares of a different mutual fund without having held them at least 91 days, you must reduce the tax basis for the shares sold or exchanged to the extent that the standard sales commission charged for acquiring shares in the exchange or later acquiring shares of the original fund or another fund is reduced because of the shareholder's having owned the original fund shares. The effect of the rule is to increase your gain or reduce your loss on the original fund shares. The amount of the basis reduction on the original fund shares, however, is added on the investor's basis for the fund shares acquired in the exchange or later acquired. The provision applies to commissions charged after October 3, 1989.

Tax Status of the Trust

     During its last fiscal year, the Trust qualified as a "regulated investment company" under the Code and intends to continue such qualification. A regulated investment company is not liable for federal income taxes on amounts paid by it as dividends and distributions.

     The Code, however, contains a number of complex qualifying tests. Therefore, it is possible, although not likely, that the Trust might not meet one or more of these tests in any particular year. If the Trust fails to qualify, it would be treated for tax purposes as an ordinary corporation. As a consequence, it would receive no tax deduction for payments made to shareholders and would be unable to pay dividends and distributions which would qualify as "exempt-interest dividends" or "capital gains dividends."

Tax Effects of Redemptions

     Normally, when you redeem shares of the Trust you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption and the amount you paid for the shares. If you are required to pay a contingent deferred sales charge at the time of redemption, the amount of that charge will reduce the amount of your gain or increase the amount of your loss as the case may be. For redemptions made after January 1, 1998, your gain or loss will be long-term if you held the redeemed shares for over one year and short-term if for a year or less. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term gains are currently taxed at ordinary income tax rates. However, if shares held for six months or less are redeemed and you have a loss, two special rules apply: the loss is reduced by the amount of exempt-interest dividends, if any, which you received on the redeemed shares, and any loss over and above the amount of such exempt-interest dividends is treated as a long-term loss to the extent you have received capital gains dividends on the redeemed shares.

Tax Effect of Conversion

     When Class C Shares automatically convert to Class A Shares, approximately six years after purchase, you will recognize no gain or loss. Your adjusted tax basis in the Class A Shares you receive upon conversion will equal your adjusted tax basis in the Class C Shares you held immediately before conversion. Your holding period for the Class A Shares you receive will include the period you held the converted Class C Shares.

                          UNDERWRITERS

     Aquila Distributors, Inc. acts as the Trust's principal underwriter in the continuous public offering of all of the Trust's classes of shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

(1)            (2)            (3)            (4)            (5)

Name of      Net Under-     Compensation    Brokerage    Other
Principal    writing      on Redemptions    Commissions  Compen-
Underwriter  Discounts      and                          sation
             and            Repurchases
             Commissions

Aquila       $92,410     None       None          None(1)
Distributors
Inc.

(1) Amounts paid to the Distributor under the Trust's
Distribution Plan described in the Prospectus are for compensation.

                           PERFORMANCE

     As noted in the Prospectus, the Trust may from time to time quote various performance figures to illustrate its past performance.

     Performance quotations by investment companies are subject to rules of the Securities and Exchange Commission ("SEC"). These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Trust be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Trust are based on these standardized methods and are computed separately for each of the Trust's classes of shares. Each of these and other methods that may be used by the Trust are described in the following material. Prior to April 1, 1996, the Trust had outstanding only one class of shares which are currently designated "Class A Shares." On that date the Trust began to offer shares of two other classes, Class C Shares and Class Y Shares. During most of the historical periods listed below, there were no Class C Shares or Class Y Shares outstanding and the information below relates solely to Class A Shares unless otherwise indicated. Class I Shares were first offered on July 21, 1998 and none were outstanding during the periods indicated.

Total Return

     Average annual total return is determined by finding the average annual compounded rates of return over 1-, 5- and 10 year periods and a period since the inception of the operations of the Trust (on February 20, 1985) that would equate an initial hypothetical $1,000 investment in shares of each of the Trust's classes to the value such an investment would have if it were completely redeemed at the end of each such period.

     In the case of Class A Shares, the calculation assumes the maximum sales charge is deducted from the hypothetical initial $1,000 purchase. In the case of Class C Shares, the calculation assumes the applicable Contingent Deferred Sales Charge ("CDSC") imposed on a redemption of Class C Shares held for the period is deducted. In the case of Class Y Shares, the calculation assumes that no sales charge is deducted and no CDSC is imposed. For all classes, it is assumed that on each reinvestment date during each such period any capital gains are reinvested at net asset value, and all income dividends are reinvested at net asset value, without sales charge (because the Trust does not impose any sales charge on reinvestment of dividends for any class). The computation further assumes that the entire hypothetical account was completely redeemed at the end of each such period.

     Investors should note that the maximum sales charge (4%) reflected in the following quotations for Class A Shares is a one time charge, paid at the time of initial investment. The greatest impact of this charge is during the early stages of an investment in the Trust. Actual performance will be affected less by this one time charge the longer an investment remains in the Trust. Sales charges at the time of purchase are payable only on purchases of Class A Shares of the Trust.

Average Annual Compounded Rates of Return:

          Class A Shares      Class C Shares      Class Y Shares

One Year       0.93%          3.41%               5.45%

Five Years     5.53%          N/A                 N/A

Ten Years      6.60%          N/A                 N/A

Since
inception on
February 20,   7.61%          5.40%(1)            7.26%(1)
1985

(1) Period from April 1, 1996 (inception of class) through March
31, 1999.

     These figures were calculated according to the following SEC formula:
                                    n
                              P(1+T)  = ERV
where

     P    =    a hypothetical initial payment of $1,000

     T    =    average annual total return

     n    =    number of years

     ERV  =    ending redeemable value of a hypothetical $1,000
               payment made at the beginning of the 1-, 5- and 10-year periods or the period since inception, at the end of each such period.

     As discussed in the Prospectus, the Trust may quote total rates of return in addition to its average annual total return for each of its classes of shares. Such quotations are computed in the same manner as the Trust's average annual compounded rate, except that such quotations will be based on the Trust's actual return for a specified period as opposed to its average return over the periods described above.

Total Return

          Class A Shares      Class C Shares      Class Y Shares

One Year       0.93%               3.41%               5.45%

Five Years     30.90%              N/A                 N/A

Ten Years      89.57%              N/A                 N/A

Since
inception on
February 20,   181.71%             17.07%(1)           23.38%(1)
1985

(1) Period from April 1, 1996 (inception of class) through March
31, 1999.


Yield

     Current yield reflects the income per share earned by the Trust's portfolio investments. Current yield is determined by dividing the net investment income per share earned for each of the Trust's classes of shares during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of each class during the base period net of fee waivers and reimbursements of expenses, if any.

     The Trust may also quote a taxable equivalent yield for each of its classes of shares which shows the taxable yield that would be required to produce an after-tax yield equivalent to that of a fund which invests in tax-exempt obligations. Such yield is computed by dividing that portion of the yield of the Trust (computed as indicated above) which is tax-exempt by one minus the highest applicable combined Federal and Hawaiian income tax rate (and adding the result to that portion of the yield of the Trust that is not tax-exempt, if any).

     The Hawaiian and the combined Hawaiian and Federal income tax rates upon which the Trust's tax equivalent yield quotations are based are 8.75% and 45.97%, respectively. The latter rate reflects currently-enacted Federal income tax law. From time to time, as any changes to such rates become effective, tax equivalent yield quotations advertised by the Trust will be updated to reflect such changes. Any tax rate increases will tend to make a tax-free investment, such as the Trust, relatively more attractive than taxable investments. Therefore, the details of specific tax increases may be used in Trust sales material.

Yield for the 30-day period ended March 31, 1999 (the date of the Trust's most recent audited financial statements):

     Class A Shares      Class C Shares      Class Y Shares

Yield     4.03%               3.36%               4.38%

Taxable
Equivalent
Yield     7.06%               5.88%               7.67%

     These figures were obtained using the Securities and Exchange Commission formula:

                                            6
                        Yield = 2 [(a-b + 1)  -1]
                                   ----
                                    cd
where:

     a = interest earned during the period

     b = expenses accrued for the period (net of waivers and reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends

     d = the maximum offering price per share on the last day of the period

Current Distribution Rate

     Current yield and tax equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts which were or will be paid to the Trust's shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable equivalent distribution rate. The current distribution rate is computed by
(i) dividing the total amount of dividends per share paid by the Trust during a recent 30-day period by (ii) the current maximum offering price and by (iii) annualizing the result. A taxable equivalent distribution rate shows the taxable distribution rate that would be required to produce an after-tax distribution rate equivalent to the Trust's current distribution rate (calculated as indicated above). The current distribution rate can differ from the current yield computation because it could include distributions to shareholders from additional sources (i.e., sources other than dividends and interest), such as short-term capital gains.


                           APPENDIX A
              DESCRIPTION OF MUNICIPAL BOND RATINGS

Municipal Bond Ratings

     Standard & Poor's. A Standard & Poor's municipal obligation rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     II.  Nature of and provisions of the obligation;

     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

     AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Plus (+) or Minus (:): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     Moody's Investors Service. A brief description of the applicable Moody's Investors Service rating symbols and their meanings follows:

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

     Moody's Short Term Loan Ratings - There are four rating categories for short-term obligations, all of which define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 through MIG 4. In the case of variable rate demand obligations (VRDOs), two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When no rating is applied to the long or short-term aspect of a VRDO, it will be designated NR. Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issuer's specific structural or credit features.

     MIG1/VMIG1     This designation denotes best quality. There
                    is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG2/VMIG2     This designation denotes high quality.
                    Margins of protection are ample although not so large as in the preceding group.

     MIG3/VMIG3     This designation denotes favorable quality.
                    All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG4/VMIG4     This designation denotes adequate quality.
                    Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                     HAWAIIAN TAX-FREE TRUST
                    PART C: OTHER INFORMATION


Financial Statements:

            Included in Part A:
               Per Share Income and Capital Changes

            Incorporated by reference into Part B:
               Report of Independent Certified Public
                  Accountants
               Statement of Assets and Liabilities as of
                  March 31, 1999
               Statement of Operations for the year ended
                  March 31, 1999
               Statement of Changes in Net Assets for the
                  years ended March 31, 1999 and 1998
               Statement of Investments as of March 31, 1999 Notes to Financial Statements

            Included in Part C:
               Consent of Independent Certified Public
                  Accountants

ITEM 23 EXHIBITS

          (a) Amended & Restated
               Declaration of Trust (ii)

          (b) By-laws (v)

          (c) Instruments defining rights of shareholders

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share of its class; shares of the respective classes represent proportionate interests in the Trust in accordance with their respective net asset values. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Trust's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

          At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust except that the Trust's Board of Trustees may change the name of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust.

          (d) Investment Advisory Agreement (i)

         (e) (i) Distribution Agreement (vi)

             (ii) Sales Agreement (for brokerage firms) (iii)

             (iii) Sales Agreement (for financial
                      institutions (iii)

             (iv) Sales Agreement (for investment
                    advisers) (iii)

             (v) Group Sales Agreement (iii)

             (vi) Related Agreement (iii)

             (vii) Services Agreement (ii)

         (f) Not applicable

         (g) Custody Agreement (iii)

         (h) (i) Transfer Agency Agreement (iv)

             (ii) Administration Agreement (i)

             (iii) Agreement between the Trust and Aquila
                    Distributors, Inc. (iii)

             (iv) Agreement between the Trust and Aquila
                    Management Corporation (iii)

             (v) Agreement between the Trust and
                    Pacific Century Trust (formerly Hawaiian
               Trust Company, Limited) (iii)

        (i) (i) Opinion counsel (iv)

               (ii) Consent of counsel (v)

        (j) Not applicable

        (k) Not applicable

        (l) Not Applicable


        (m) (i) Distribution Plan (iv)

               (ii) Services Plan (iv)

               (iii) Principles of Cooperation (iii)

        (n) Plan pursuant to Rule 18f-3
             under the 1940 Act (iv)

(i)   Filed as an exhibit to Registrant's Post-Effective
      Amendment No. 14 dated March 25, 1996 and incorporated herein by reference.

(ii)  Filed as an exhibit to Registrant's Post-Effective
      Amendment No. 15 dated July 25, 1996 and incorporated herein by reference.

(iii) Filed as an exhibit to Registrant's Post-Effective
      Amendment No. 16 dated July 28, 1997 and incorporated herein by reference.

(iv) Filed as an exhibit to Registrant's Post-Effective
      Amendment No. 17 dated July 21, 1998 and incorporated herein by reference.

(v)  Filed herewith.

ITEM 24. Persons Controlled By or Under Common Control with
         Registrant

         None

ITEM 25. Indemnification

     Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Supplemental Declaration of Trust Amending and Restating the Declaration of Trust, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 15 dated July 25, 1996, is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action,suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of Investment
         Adviser

         Pacific Century Trust, Registrant's investment adviser, is division of Bank of Hawaii. Bank of Hawaii is a state-chartered bank. Bank of Hawaii is a subsidiary of Bancorp Hawaii, Inc.
           Bancorp Hawaii, Inc. is a bank holding company.

ITEM 27. Principal Underwriters

(a) Aquila Distributors, Inc. serves as principal underwriter to the following Funds, including the Registrant: Capital Cash Management Trust, Churchill Cash Reserves Trust, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax- Free Income Fund, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Prime Cash Fund, Tax-Free Fund For Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund and Tax-Free Trust of Oregon.

(b) For information about the directors and officers of Aquila Distributors, Inc., reference is made to the
    Form BD filed by it under the Securities Exchange Act of 1934.

(c)  Not applicable.

ITEM 28. Locations of Accounts and Records

         All such accounts, books, and other documents are maintained by the adviser, the administrator, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectus and Statement of Additional Information.

ITEM 29. Management Services

         Not applicable.

ITEM 30. Undertakings

     Not applicable.

KPMG LLP
345 Park Avenue
New York, NY 10154


                   Independent Auditors' Consent


To The Board of Trustees and Shareholders
Hawaiian Tax-Free Trust:

  We consent to the use of our report dated April 27, 1999 incorporated herein by reference and to the references to our firm under the headings "Financial Highlights" in the Prospectus "Financial Statements" and " Transfer Agent, Custodian and Auditors" and in the Statement of Additional Information.



KPMG LLP
 /s/KPMG LLP
New York, New York
July 26, 1999

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of July, 1999.


                                   HAWAIIAN TAX-FREE TRUST
                                        (Registrant)


                                   By
                                     Lacy B. Herrmann, Chairman
                                        of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.


     SIGNATURE                 TITLE                    DATE

/s/ Lacy B. Herrmann
____________________        Chairman of                7/28/99
Lacy B. Herrmann            the Board and Trustee
                            (Principal Executive
                            Officer)


/s/ Vernon Alden
_____________________       Trustee                   7/28/99
Vernon Alden


  /s/ Arthur K. Carlson
_____________________       Trustee                   7/28/99
Arthur K. Carlson


/s/ William M. Cole
_______________________     Trustee                   7/28/99
William M. Cole


/s/ Thomas W. Courtney
_______________________     Trustee                   7/28/99
Thomas W. Courtney


/s/ Richard W. Gushman, II
_______________________     Trustee                   7/28/99
Richard W. Gushman, II


/s/ Stanley W. Hong
_______________________     Trustee                   7/28/99
Stanley W. Hong


/s/ Theodore T. Mason
_______________________     Trustee                   7/28/99
Theodore T. Mason


/s/ Russell K. Okata
_______________________     Trustee                   7/28/99
Russell K. Okata


/s/ Douglas Philpotts
_______________________     Trustee                   7/28/99
Douglas Philpotts


/s/ Oswald K. Stender
_______________________     Trustee                   7/28/99
Oswald K. Stender


/s/ Rose F. Marotta
_______________________    Chief Financial Officer    7/28/99
Rose F. Marotta            (Principal Financial and
                           Accounting Officer)

                     HAWAIIAN TAX-FREE TRUST
                          Exhibit List
Exhibit        Exhibit
Number         Description

(b)            By-laws

(e)            Distribution Agreement

(i) (ii)       Consent of counsel



               Correspondence